                                      2003
--------------------------------------------------------------------------------

Nationwide(R) VA Separate Account-B
June 30, 2003

[LOGO] The BEST of AMERICA(R)

                                                              Semi-Annual Report

AMERICA's
Exclusive

ANNUITY(SM)

--------------------------------------------------------------------------------

                                               [LOGO]
                                            Nationwide(R)

                                  Nationwide Life and Annuity Insurance Company
                                           Home Office: Columbus, Ohio

APO-3233-6/03

                                     [LOGO]
                                  Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VA Separate Account-B.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 39. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 34, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         313,453 shares (cost $2,158,006) ..............................................   $ 1,940,272

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         116,408 shares (cost $940,212) ................................................       732,207

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         622,327 shares (cost $3,271,988) ..............................................     3,541,040

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         89 shares (cost $928) .........................................................           923

      American Century VP - International Fund - Class I (ACVPInt)
         400,949 shares (cost $2,527,172) ..............................................     2,173,146

      American Century VP - International Fund - Class III (ACVPInt3)
         493,598 shares (cost $2,606,974) ..............................................     2,675,299

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         11,086 shares (cost $85,875) ..................................................        90,903

      American Century VP - Value Fund - Class I (ACVPVal)
         769,600 shares (cost $4,761,009) ..............................................     5,087,059

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         21,228 shares (cost $287,482) .................................................       161,121

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         110,774 shares (cost $940,223) ................................................       805,328

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         186,550 shares (cost $2,034,954) ..............................................     2,059,512

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         8,977 shares (cost $94,587) ...................................................        96,863

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         48,669 shares (cost $1,173,082) ...............................................     1,014,252

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         651,116 shares (cost $16,242,601) .............................................    16,212,790

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         100,213 shares (cost $3,057,994) ..............................................     3,128,643

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         64,201 shares (cost $1,289,448) ...............................................     1,137,003

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         377,124 shares (cost $4,307,061) ..............................................     4,472,687

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         701,912 shares (cost $13,562,188) .............................................    13,820,651

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         467,166 shares (cost $12,063,422) ..............................................   12,384,576

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         1,940,195 shares (cost $11,451,262) ............................................   12,417,250

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         119,194 shares (cost $1,609,627) ...............................................    1,430,327

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         21,564 shares (cost $253,080) ..................................................      258,338

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         388,198 shares (cost $6,063,122) ...............................................    5,240,675

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         621,920 shares (cost $11,859,021) ..............................................   12,270,472

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         390 shares (cost $5,239) .......................................................        5,285

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         140,404 shares (cost $1,698,003) ...............................................    1,840,699

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         30,152 shares (cost $283,569) ..................................................      289,457

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         249,422 shares (cost $2,721,273) ...............................................    3,070,391

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,190 shares (cost $9,705) .....................................................        8,256

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         5,968 shares (cost $38,602) ....................................................       41,355

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         10,399 shares (cost $102,640) ..................................................      105,858

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         7,155 shares (cost $61,300) ....................................................       74,126

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,379 shares (cost $5,485) .....................................................        4,150

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         18,021 shares (cost $55,170) ...................................................       54,603

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         8,026 shares (cost $66,274) ....................................................       66,137

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,267,219 shares (cost $15,378,557) ............................................   15,713,514

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         170,643 shares (cost $1,351,822) ...............................................    1,476,066

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         568 shares (cost $4,856) .......................................................        5,098

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         49,648 shares (cost $486,634) ..................................................      501,446

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         58,654 shares (cost $531,118) ..................................................      560,734

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         30,249 shares (cost $249,523) ..................................................      279,201

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         22,274 shares (cost $211,224) ..................................................      220,068

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         3,157 shares (cost $14,861) ....................................................       15,470

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         110,609 shares (cost $1,852,299) ...............................................    2,072,818

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         16,231,986 shares (cost $16,231,986) ...........................................   16,231,986

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         386,059 shares (cost $3,489,843) ...............................................    3,497,698

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         16,672 shares (cost $158,655) ..................................................      168,056

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         39,020 shares (cost $414,922) ..................................................      436,630

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         583,810 shares (cost $4,363,621) ...............................................    5,131,689

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         398,536 shares (cost $6,155,777) ...............................................    7,074,012

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         4,653 shares (cost $14,983) ....................................................       11,819

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         6,784 shares (cost $17,366) ....................................................       17,366

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         10,988 shares (cost $99,314) ...................................................      106,037

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         112,170 shares (cost $1,072,393) ...............................................    1,091,416

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         29,970 shares (cost $531,050) ..................................................      560,435

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         4,197 shares (cost $10,785) ....................................................       12,172

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         29,639 shares (cost $120,333) ..................................................       84,472

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         3,608 shares (cost $65,541) ....................................................       65,732

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         13,060 shares (cost $291,220) ..................................................      236,638

      Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
         109,770 shares (cost $1,255,247) ...............................................      995,616

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         51,420 shares (cost $568,372) ..................................................      627,321

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
         416,685 shares (cost $5,566,534) ...............................................    5,733,586

      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
         359,514 shares (cost $4,267,124) ...............................................    4,824,673

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         8,923 shares (cost $299,130) ...................................................      296,608

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         623,080 shares (cost $6,866,231) ...............................................    7,009,646

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         115,171 shares (cost $3,068,520) .............................................      3,429,782

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         41,920 shares (cost $806,382) ................................................        825,829

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         253,841 shares (cost $4,505,067) .............................................      4,972,752

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         51,223 shares (cost $785,016) ................................................        856,446

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         186,430 shares (cost $2,912,950) .............................................      2,645,435

      Strong Opportunity Fund II, Inc. (StOpp2)
         260,081 shares (cost $3,747,817) .............................................      4,189,898

      Strong VIF - Strong Discovery Fund II (StDisc2)
         57,462 shares (cost $512,682) ................................................        590,134

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         85,569 shares (cost $1,001,953) ..............................................      1,063,629

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         54,749 shares (cost $476,752) ................................................        476,319

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         39,490 shares (cost $403,312) ................................................        431,621

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         90,679 shares (cost $684,300) ................................................        753,546

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         292,305 shares (cost $3,636,538) .............................................      3,776,574
                                                                                          ------------
         Total investments ............................................................    207,781,642

   Accounts receivable ................................................................          9,577
                                                                                          ------------
         Total assets .................................................................    207,791,219

Accounts payable ......................................................................             --
                                                                                          ------------
Contract owners' equity (note 4) ......................................................   $207,791,219
                                                                                          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           Total       ACVPBal    ACVPCapAp   ACVPIncGr
                                                       -------------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $   2,505,689     47,922          --       22,511
   Mortality and expense risk charges (note 2) .....      (1,472,757)   (13,287)     (5,802)     (18,364)
                                                       -------------   --------    --------   ----------
      Net investment income (loss) .................       1,032,932     34,635      (5,802)       4,147
                                                       -------------   --------    --------   ----------

   Proceeds from mutual fund shares sold ...........     123,692,157    308,794     291,247    2,592,893
   Cost of mutual fund shares sold .................    (136,882,518)  (397,045)   (453,494)  (3,061,155)
                                                       -------------   --------    --------   ----------
      Realized gain (loss) on investments ..........     (13,190,361)   (88,251)   (162,247)    (468,262)
   Change in unrealized gain (loss)
      on investments ...............................      28,490,512    205,959     200,548      714,279
                                                       -------------   --------    --------   ----------
      Net gain (loss) on investments ...............      15,300,151    117,708      38,301      246,017
                                                       -------------   --------    --------   ----------
   Reinvested capital gains ........................          22,570         --          --           --
                                                       -------------   --------    --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  16,355,653    152,343      32,499      250,164
                                                       =============   ========    ========   ==========

                                                       ACVPInflaPro    ACVPInt    ACVPInt3    ACVPUltra
                                                       ------------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ............................        --          18,405       13,861          --
   Mortality and expense risk charges (note 2) .....        --         (16,430)     (15,749)       (942)
                                                           ---        --------   ----------    --------
      Net investment income (loss) .................        --           1,975       (1,888)       (942)
                                                           ---        --------   ----------    --------

   Proceeds from mutual fund shares sold ...........        --         465,426    1,093,157     154,901
   Cost of mutual fund shares sold .................        --        (568,876)  (1,338,103)   (144,902)
                                                           ---        --------   ----------    --------
      Realized gain (loss) on investments ..........        --        (103,450)    (244,946)      9,999
   Change in unrealized gain (loss)
      on investments ...............................        (5)        169,208      394,511       7,233
                                                           ---        --------   ----------    --------
      Net gain (loss) on investments ...............        (5)         65,758      149,565      17,232
                                                           ---        --------   ----------    --------
   Reinvested capital gains ........................        --              --           --          --
                                                           ---        --------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        (5)         67,733      147,677      16,290
                                                           ===        ========   ==========    ========

                                                         ACVPVal     CSGPVen   CSIntFoc   CSSmCapGr
                                                       -----------   -------   --------   ----------
Investment activity:
   Reinvested dividends ............................   $    48,513        --         --           --
   Mortality and expense risk charges (note 2) .....       (35,200)   (1,067)    (5,598)     (14,217)
                                                       -----------   -------   --------   ----------
     Net investment income (loss) ..................        13,313    (1,067)    (5,598)     (14,217)
                                                       -----------   -------   --------   ----------

   Proceeds from mutual fund shares sold ...........     4,747,710    22,072    110,614      761,243
   Cost of mutual fund shares sold .................    (5,745,827)  (71,685)  (143,136)  (1,255,758)
                                                        -----------   -------   --------   ----------
      Realized gain (loss) on investments ..........      (998,117)  (49,613)   (32,522)    (494,515)
   Change in unrealized gain (loss)
      on investments ...............................     1,245,841    73,544     95,872      842,174
                                                       -----------   -------   --------   ----------
      Net gain (loss) on investments ...............       247,724    23,931     63,350      347,659
                                                       -----------   -------   --------   ----------
   Reinvested capital gains ........................            --        --         --           --
                                                       -----------   -------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   261,037    22,864     57,752      333,442
                                                       ===========   =======   ========   ==========

                                                       DrySmCapIxS   DrySRGro    DryStkIx     DryVIFApp
                                                       -----------   --------   ----------   ----------
Investment activity:
   Reinvested dividends ............................           1           66      112,953          644
   Mortality and expense risk charges (note 2) .....        (320)      (7,765)    (109,546)     (21,026)
Investment activity:                                     -------     --------   ----------   ----------
     Net investment income (loss) ..................        (319)      (7,699)       3,407      (20,382)
                                                         -------     --------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      27,308      462,083    5,628,498    1,070,335
   Cost of mutual fund shares sold .................     (24,871)    (966,677)  (7,142,277)  (1,323,695)
Investment activity:                                     -------     --------   ----------   ----------
      Realized gain (loss) on investments ..........       2,437     (504,594)  (1,513,779)    (253,360)
   Change in unrealized gain (loss)
      on investments ...............................       3,474      587,824    3,048,917      480,012
                                                         -------     --------   ----------   ----------
      Net gain (loss) on investments ...............       5,911       83,230    1,535,138      226,652
                                                         -------     --------   ----------   ----------
   Reinvested capital gains ........................          --           --           --           --
                                                         -------     --------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       5,592       75,531    1,538,545      206,270
                                                         =======     ========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       DryVIFGrInc   FedQualBd    FidVIPEI     FidVIPGr
                                                       -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................    $   4,408       95,372      290,870       32,803
   Mortality and expense risk charges (note 2) .....       (8,373)     (23,803)    (100,584)     (81,607)
                                                        ---------     --------   ----------   ----------
      Net investment income (loss) .................       (3,965)      71,569      190,286      (48,804)
                                                        ---------     --------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      349,814      527,602    6,755,831    3,675,654
   Cost of mutual fund shares sold .................     (561,431)    (499,828)  (9,157,706)  (5,042,639)
                                                        ---------     --------   ----------   ----------
      Realized gain (loss) on investments ..........     (211,617)      27,774   (2,401,875)  (1,366,985)
   Change in unrealized gain (loss)
      on investments ...............................      309,909       35,370    3,483,883    2,788,080
                                                        ---------     --------   ----------   ----------
      Net gain (loss) on investments ...............       98,292       63,144    1,082,008    1,421,095
                                                        ---------     --------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                        ---------     --------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $  94,327      134,713    1,272,294    1,372,291
                                                        =========     ========   ==========   ==========

                                                        FidVIPHI    FidVIPOv   FidVIPOvR   FidVIPAM
                                                       ----------   --------   ---------   --------
Investment activity:
   Reinvested dividends ............................      458,239     13,097      2,139     193,363
   Mortality and expense risk charges (note 2) .....      (67,872)    (9,826)    (1,643)    (37,098)
                                                       ----------   --------    -------    --------
      Net investment income (loss) .................      390,367      3,271        496     156,265
                                                       ----------   --------    -------    --------

   Proceeds from mutual fund shares sold ...........    5,428,768    233,576     44,228     686,716
   Cost of mutual fund shares sold .................   (4,944,808)  (289,899)   (54,832)   (935,514)
                                                       ----------   --------    -------    --------
      Realized gain (loss) on investments ..........      483,960    (56,323)   (10,604)   (248,798)
   Change in unrealized gain (loss)
      on investments ...............................      589,509    170,097     33,949     540,827
                                                       ----------   --------    -------    --------
      Net gain (loss) on investments ...............    1,073,469    113,774     23,345     292,029
                                                       ----------   --------    -------    --------
   Reinvested capital gains ........................           --         --         --          --
                                                       ----------   --------    -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    1,463,836    117,045     23,841     448,294
                                                       ==========   ========    =======    ========

                                                        FidVIPCon    FidVIPIGBdS   FidVIPGrOp   FidVIPVaIS
                                                       -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $    60,784        --          15,523           --
   Mortality and expense risk charges (note 2) .....       (86,292)      (11)        (13,163)        (373)
                                                       -----------      ----        --------     --------
      Net investment income (loss) .................       (25,508)      (11)          2,360         (373)
                                                       -----------      ----        --------     --------

   Proceeds from mutual fund shares sold ...........     3,119,717       200         710,970      530,843
   Cost of mutual fund shares sold .................    (3,440,133)     (197)       (819,071)    (525,997)
                                                       -----------      ----        --------     --------
      Realized gain (loss) on investments ..........      (320,416)        3        (108,101)       4,846
   Change in unrealized gain (loss)
      on investments ...............................     1,319,771        46         303,829        5,705
                                                       -----------      ----        --------     --------
      Net gain (loss) on investments ...............       999,355        49         195,728       10,551
                                                       -----------      ----        --------     --------
   Reinvested capital gains ........................            --        --              --           --
                                                       -----------      ----        --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   973,847        38         198,088       10,178
                                                       ===========      ====        ========     ========

                                                       GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITGlFin3
                                                       ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................         6,119          23            108            --
   Mortality and expense risk charges (note 2) .....       (20,496)        (53)          (131)         (247)
                                                        ----------       -----          -----       -------
      Net investment income (loss) .................       (14,377)        (30)           (23)         (247)
                                                        ----------       -----          -----       -------

   Proceeds from mutual fund shares sold ...........     2,865,984          59            245        10,021
   Cost of mutual fund shares sold .................    (3,206,713)        (76)          (276)      (10,613)
                                                        ----------       -----          -----       -------
      Realized gain (loss) on investments ..........      (340,729)        (17)           (31)         (592)
   Change in unrealized gain (loss)
      on investments ...............................       651,434       1,148          3,464         3,108
                                                        ----------       -----          -----       -------
      Net gain (loss) on investments ...............       310,705       1,131          3,433         2,516
                                                        ----------       -----          -----       -------
   Reinvested capital gains ........................            --          --             --            --
                                                        ----------       -----          -----       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       296,328       1,101          3,410         2,269
                                                        ==========       =====          =====       =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl3
                                                       -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................     $    --          --            --            61
   Mortality and expense risk charges (note 2) .....        (257)        (26)          (40)          (94)
                                                         -------       -----        ------       -------
      Net investment income (loss) .................        (257)        (26)          (40)          (33)
                                                         -------       -----        ------       -------

   Proceeds from mutual fund shares sold ...........       3,256         188         3,056        17,624
   Cost of mutual fund shares sold .................      (3,109)       (315)       (3,653)      (17,271)
                                                         -------       -----        ------       -------
      Realized gain (loss) on investments ..........         147        (127)         (597)          353
   Change in unrealized gain (loss)
      on investments ...............................      13,442       1,003           295          (138)
                                                         -------       -----        ------       -------
      Net gain (loss) on investments ...............      13,589         876          (302)          215
                                                         -------       -----        ------       -------
   Reinvested capital gains ........................          --          --            --            --
                                                         -------       -----        ------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $13,332         850          (342)          182
                                                         =======       =====        ======       =======

                                                       GVITGvtBd    GVITGrowth   GVITIDAgg   GVITIDCon
                                                       ----------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ............................      329,995          50         37         6,284
   Mortality and expense risk charges (note 2) .....     (125,916)    (10,258)       (46)       (4,090)
                                                       ----------    --------     ------      --------
      Net investment income (loss) .................      204,079     (10,208)        (9)        2,194
                                                       ----------    --------     ------      --------

   Proceeds from mutual fund shares sold ...........    5,572,524     682,268      2,457       294,789
   Cost of mutual fund shares sold .................   (5,264,759)   (787,662)    (2,362)     (297,868)
                                                       ----------    --------     ------      --------
      Realized gain (loss) on investments ..........      307,765    (105,394)        95        (3,079)
   Change in unrealized gain (loss)
      on investments ...............................     (130,411)    302,743        630        16,207
                                                       ----------    --------     ------      --------
      Net gain (loss) on investments ...............      177,354     197,349        725        13,128
                                                       ----------    --------     ------      --------
   Reinvested capital gains ........................       22,570          --         --            --
                                                       ----------    --------     ------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      404,003     187,141        716        15,322
                                                       ==========    ========     ======      ========

                                                       GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro3
                                                       ---------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends ............................   $   3,719        1,620          1,673            --
   Mortality and expense risk charges (note 2) .....      (2,705)      (1,413)          (991)          (89)
                                                       ---------      -------        -------        ------
      Net investment income (loss) .................       1,014          207            682           (89)
                                                       ---------      -------        -------        ------

   Proceeds from mutual fund shares sold ...........     120,387       13,826         57,975         8,929
   Cost of mutual fund shares sold .................    (127,103)     (13,851)       (59,233)       (9,100)
                                                       ---------      -------        -------        ------
      Realized gain (loss) on investments ..........      (6,716)         (25)        (1,258)         (171)
   Change in unrealized gain (loss)
      on investments ...............................      36,304       29,485          9,659           979
                                                       ---------      -------        -------        ------
      Net gain (loss) on investments ...............      29,588       29,460          8,401           808
                                                       ---------      -------        -------        ------
   Reinvested capital gains ........................          --           --             --            --
                                                       ---------      -------        -------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  30,602       29,667          9,083           719
                                                       =========      =======        =======        ======

                                                       GVITSMdCpGr    GVITMyMkt    GVITNWFund   GVITLead3
                                                       -----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................          --          81,496       12,670        344
   Mortality and expense risk charges (note 2) .....      (8,371)       (153,961)     (24,264)    (1,114)
                                                         -------     -----------   ----------     ------
      Net investment income (loss) .................      (8,371)        (72,465)     (11,594)      (770)
                                                         -------     -----------   ----------     ------

   Proceeds from mutual fund shares sold ...........      44,386      31,591,149    1,052,256      1,004
   Cost of mutual fund shares sold .................     (91,131)    (31,680,244)  (1,274,056)    (1,130)
                                                         -------     -----------   ----------     ------
      Realized gain (loss) on investments ..........     (46,745)        (89,095)    (221,800)      (126)
   Change in unrealized gain (loss)
      on investments ...............................     220,519          80,132      603,140     10,937
                                                         -------     -----------   ----------     ------
      Net gain (loss) on investments ...............     173,774          (8,963)     381,340     10,811
                                                         -------     -----------   ----------     ------
   Reinvested capital gains ........................          --              --           --         --
                                                         -------     -----------   ----------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     165,403         (81,428)     369,746     10,041
                                                         =======     ===========   ==========     ======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITSmCapGr   GVITSmCapVal   GVITSmComp   GVITTGroFoc
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................    $      --             25            --         --
   Mortality and expense risk charges (note 2) .....       (2,285)       (31,569)      (47,319)       (78)
                                                        ---------     ----------    ----------     ------
      Net investment income (loss) .................       (2,285)       (31,544)      (47,319)       (78)
                                                        ---------     ----------    ----------     ------

   Proceeds from mutual fund shares sold ...........      644,918      3,159,204     5,215,668      2,032
   Cost of mutual fund shares sold .................     (671,032)    (4,070,855)   (5,572,034)    (3,084)
                                                        ---------     ----------    ----------     ------
      Realized gain (loss) on investments ..........      (26,114)      (911,651)     (356,366)    (1,052)
   Change in unrealized gain (loss)
      on investments ...............................       72,973      1,700,907     1,311,990      3,232
                                                        ---------     ----------    ----------     ------
      Net gain (loss) on investments ...............       46,859        789,256       955,624      2,180
                                                        ---------     ----------    ----------     ------
   Reinvested capital gains ........................           --             --            --         --
                                                        ---------     ----------    ----------     ------
         Net increase (decrease) in contract owners'
             equity resulting from operations ......    $  44,574        757,712       908,305      2,102
                                                        =========     ==========    ==========     ======

                                                       GVITTGroFoc3   GVITUSGro3   GVITVKMultiSec    JanCapAp
                                                       ------------   ----------   --------------   ----------
Investment activity:
   Reinvested dividends ............................        --              --          26,130             876
   Mortality and expense risk charges (note 2) .....        (2)           (195)         (6,990)         (4,837)
                                                           ---          ------        --------      ----------
      Net investment income (loss) .................        (2)           (195)         19,140          (3,961)
                                                           ---          ------        --------      ----------

   Proceeds from mutual fund shares sold ...........        --           6,985         751,661       2,511,430
   Cost of mutual fund shares sold .................        --          (5,725)       (713,674)     (2,621,838)
                                                           ---          ------        --------      ----------
      Realized gain (loss) on investments ..........        --           1,260          37,987        (110,408)
   Change in unrealized gain (loss)
      on investments ...............................        --           6,724           9,247         145,119
                                                           ---          ------        --------      ----------
      Net gain (loss) on investments ...............        --           7,984          47,234          34,711
                                                           ---          ------        --------      ----------
   Reinvested capital gains ........................        --              --              --              --
                                                           ---          ------        --------      ----------
         Net increase (decrease) in contract owners'
             equity resulting from operations ......        (2)          7,789          66,374          30,750
                                                           ===          ======        ========      ==========

                                                       JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro
                                                       -----------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ............................     $     --          --          519        1,930
   Mortality and expense risk charges (note 2) .....         (261)       (630)        (494)      (1,845)
                                                         --------     -------      -------      -------
      Net investment income (loss) .................         (261)       (630)          25           85
                                                         --------     -------      -------      -------

   Proceeds from mutual fund shares sold ...........       50,725      25,707       18,274       61,232
   Cost of mutual fund shares sold .................      (55,650)    (40,479)     (21,080)     (82,381)
                                                         --------     -------      -------      -------
      Realized gain (loss) on investments ..........       (4,925)    (14,772)      (2,806)     (21,149)
   Change in unrealized gain (loss)
      on investments ...............................        7,002      27,554        6,501       32,442
                                                         --------     -------      -------      -------
      Net gain (loss) on investments ...............        2,077      12,782        3,695       11,293
                                                         --------     -------      -------      -------
   Reinvested capital gains ........................           --          --           --           --
                                                         --------     -------      -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $  1,816      12,152        3,720       11,378
                                                         ========     =======      =======      =======

                                                       NBAMTGro   NBAMTGuard   NBAMTLMat    NBAMTPart
                                                       --------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................         --          --            --           --
   Mortality and expense risk charges (note 2) .....     (7,079)     (3,921)      (54,957)     (33,581)
                                                       --------    --------    ----------   ----------
      Net investment income (loss) .................     (7,079)     (3,921)      (54,957)     (33,581)
                                                       --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........    229,281     407,601     4,230,404    2,843,015
   Cost of mutual fund shares sold .................   (391,251)   (401,153)   (4,115,456)  (3,483,014)
                                                       --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........   (161,970)      6,448       114,948     (639,999)
   Change in unrealized gain (loss)
      on investments ...............................    285,572      64,748        32,041    1,450,852
                                                       --------    --------    ----------   ----------
      Net gain (loss) on investments ...............    123,602      71,196       146,989      810,853
                                                       --------    --------    ----------   ----------
   Reinvested capital gains ........................         --          --            --           --
                                                       --------    --------    ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    116,523      67,275        92,032      777,272
                                                       ========    ========    ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        OppAggGro      OppBdFd     OppCapAp    OppGlSec3
                                                       -----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $        --      418,185       13,598        --
   Mortality and expense risk charges (note 2) .....        (2,228)     (53,273)     (22,983)     (851)
                                                       -----------   ----------   ----------    ------
      Net investment income (loss) .................        (2,228)     364,912       (9,385)     (851)
                                                       -----------   ----------   ----------    ------

   Proceeds from mutual fund shares sold ...........     4,203,266    1,725,765    4,490,152       668
   Cost of mutual fund shares sold .................    (4,196,730)  (1,692,214)  (5,098,461)     (622)
                                                       -----------   ----------   ----------    ------
      Realized gain (loss) on investments ..........         6,536       33,551     (608,309)       46
   Change in unrealized gain (loss)
      on investments ...............................          (627)     (84,385)     926,042    19,447
                                                       -----------   ----------   ----------    ------
      Net gain (loss) on investments ...............         5,909      (50,834)     317,733    19,493
                                                       -----------   ----------   ----------    ------
   Reinvested capital gains ........................            --           --           --        --
                                                       -----------   ----------   ----------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     3,681      314,078      308,348    18,642
                                                       ===========   ==========   ==========    ======

                                                        OppGlSec     OppMSFund   OppMultStr     StOpp2
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................       53,875        7,335      79,993            --
   Mortality and expense risk charges (note 2) .....      (42,359)      (5,551)    (19,008)      (28,904)
                                                       ----------   ----------    --------    ----------
      Net investment income (loss) .................       11,516        1,784      60,985       (28,904)
                                                       ----------   ----------    --------    ----------

   Proceeds from mutual fund shares sold ...........    3,937,294    1,234,697     434,539     1,885,070
   Cost of mutual fund shares sold .................   (4,085,117)  (1,367,515)   (560,971)   (2,277,300)
                                                       ----------   ----------    --------    ----------
      Realized gain (loss) on investments ..........     (147,823)    (132,818)   (126,432)     (392,230)
   Change in unrealized gain (loss)
      on investments ...............................      611,856      189,224     325,491     1,003,158
                                                       ----------   ----------    --------    ----------
      Net gain (loss) on investments ...............      464,033       56,406     199,059       610,928
                                                       ----------   ----------    --------    ----------
   Reinvested capital gains ........................           --           --          --            --
                                                       ----------   ----------    --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      475,549       58,190     260,044       582,024
                                                       ==========   ==========    ========    ==========

                                                        StDisc2    VEWrldBd   VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                                                       ---------   --------   ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ............................   $      --     23,580         547       3,423          --          --
   Mortality and expense risk charges (note 2) .....      (4,642)    (8,785)     (3,147)     (3,312)     (5,385)    (25,766)
                                                       ---------   --------    --------    --------    --------    --------
      Net investment income (loss) .................      (4,642)    14,795      (2,600)        111      (5,385)    (25,766)
                                                       ---------   --------    --------    --------    --------    --------

   Proceeds from mutual fund shares sold ...........     716,264    848,520     132,763     613,125     416,465     752,849
   Cost of mutual fund shares sold .................    (820,794)  (747,376)   (144,620)   (650,068)   (370,326)   (861,617)
                                                       ---------   --------    --------    --------    --------    --------
      Realized gain (loss) on investments ..........    (104,530)   101,144     (11,857)    (36,943)     46,139    (108,768)
   Change in unrealized gain (loss)
      on investments ...............................     145,363    (16,439)     51,465      54,405      76,373     527,789
                                                       ---------   --------    --------    --------    --------    --------
      Net gain (loss) on investments ...............      40,833     84,705      39,608      17,462     122,512     419,021
                                                       ---------   --------    --------    --------    --------    --------
   Reinvested capital gains ........................          --         --          --          --          --          --
                                                       ---------   --------    --------    --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  36,191     99,500      37,008      17,573     117,127     393,255
                                                       =========   ========    ========    ========    ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        Total                    ACVPBal
                                             --------------------------   ---------------------
                                                 2003           2002         2003        2002
                                             ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  1,032,932     1,759,257      34,635      50,603
   Realized gain (loss) on investments ...    (13,190,361)  (13,548,386)    (88,251)    (62,162)
   Change in unrealized gain (loss)
      on investments .....................     28,490,512   (12,066,258)    205,959    (164,782)
   Reinvested capital gains ..............         22,570     1,296,808          --          --
                                             ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     16,355,653   (22,558,579)    152,343    (176,341)
                                             ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        838,357     1,570,758      11,751          21
   Transfers between funds ...............             --            --     (71,939)   (143,496)
   Redemptions (note 3) ..................    (19,310,630)  (45,916,164)    (80,868)   (202,461)
   Annuity benefits ......................        (14,981)      (11,535)         --          --
   Adjustments to maintain reserves ......        128,508        10,613         (16)        (13)
                                             ------------   -----------   ---------   ---------
         Net equity transactions .........    (18,358,746)  (44,346,328)   (141,072)   (345,949)
                                             ------------   -----------   ---------   ---------

Net change in contract owners' equity ....     (2,003,093)  (66,904,907)     11,271    (522,290)
Contract owners' equity beginning
   of period .............................    209,794,312   322,158,316   1,928,997   2,730,119
                                             ------------   -----------   ---------   ---------
Contract owners' equity end of period ....   $207,791,219   255,253,409   1,940,268   2,207,829
                                             ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     17,567,588    23,359,249     154,557     194,967
                                             ------------   -----------   ---------   ---------
   Units purchased .......................     12,385,943     1,346,210      14,960           2
   Units redeemed ........................    (13,385,717)   (5,064,345)    (26,788)    (25,790)
                                             ------------   -----------   ---------   ---------
   Ending units ..........................     16,567,814    19,641,114     142,729     169,179
                                             ============   ===========   =========   =========

                                                   ACVPCapAp                ACVPIncGr
                                             ---------------------   ----------------------
                                               2003        2002         2003        2002
                                             --------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........     (5,802)     (15,056)      4,147       13,509
   Realized gain (loss) on investments ...   (162,247)  (1,003,727)   (468,262)    (268,009)
   Change in unrealized gain (loss)
      on investments .....................    200,548      799,157     714,279     (262,584)
   Reinvested capital gains ..............         --           --          --           --
                                             --------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     32,499     (219,626)    250,164     (517,084)
                                             --------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      2,222        4,465         781        8,519
   Transfers between funds ...............   (176,112)    (405,894)    457,100     (237,081)
   Redemptions (note 3) ..................    (88,566)    (233,945)   (151,601)    (367,430)
   Annuity benefits ......................         --           --          --           --
   Adjustments to maintain reserves ......         (8)         (21)         (3)         (17)
                                             --------   ----------   ---------   ----------
         Net equity transactions .........   (262,464)    (635,395)    306,277     (596,009)
                                             --------   ----------   ---------   ----------

Net change in contract owners' equity ....   (229,965)    (855,021)    556,441   (1,113,093)
Contract owners' equity beginning
   of period .............................    962,166    2,335,899   2,984,597    5,165,055
                                             --------   ----------   ---------   ----------
Contract owners' equity end of period ....    732,201    1,480,878   3,541,038    4,051,962
                                             ========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................    116,451      219,542     375,337      516,121
                                             --------   ----------   ---------   ----------
   Units purchased .......................      3,515          447     403,517          878
   Units redeemed ........................    (36,096)     (63,998)   (378,459)     (62,325)
                                             --------   ----------   ---------   ----------
   Ending units ..........................     83,870      155,991     400,395      454,674
                                             ========   ==========   =========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                             ACVPInflaPro          ACVPInt                 ACVPInt3            ACVPUltra
                                             ------------   ----------------------   ---------------------   --------------
                                              2003   2002     2003         2002        2003          2002      2003    2002
                                              ----   ----   ---------   ----------   ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ..........    $ --     --       1,975        4,124      (1,888)     (1,154)     (942)    --
   Realized gain (loss) on investments ...      --     --    (103,450)    (153,494)   (244,946)         85     9,999     --
   Change in unrealized gain (loss)
      on investments .....................      (5)    --     169,208     (317,444)    394,511      20,064     7,233     --
   Reinvested capital gains ..............      --     --          --           --          --          --        --     --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (5)    --      67,733     (466,814)    147,677      18,995    16,290     --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      --     --        (974)      14,684       9,217       7,012    24,000     --
   Transfers between funds ...............     929     --    (327,078)  (3,263,590)    400,104   2,147,514   (32,113)    --
   Redemptions (note 3) ..................      --     --    (119,827)    (597,620)    (78,560)     (1,875)  (20,945)    --
   Annuity benefits ......................      --     --      (1,115)      (1,435)         --          --        --     --
   Adjustments to maintain reserves ......      (3)    --         418         (262)        113           7        (6)    --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---
         Net equity transactions .........     926     --    (448,576)  (3,848,223)    330,874   2,152,658   (29,064)    --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---

Net change in contract owners' equity ....     921     --    (380,843)  (4,315,037)    478,551   2,171,653   (12,774)    --
Contract owners' equity beginning
   of period .............................      --     --   2,554,509    9,804,440   2,196,747          --   103,674     --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---
Contract owners' equity end of period ....    $921     --   2,173,666    5,489,403   2,675,298   2,171,653    90,900     --
                                              ====    ===   =========   ==========   =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units .......................      --     --     230,611      694,788     273,355          --    13,024     --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---
   Units purchased .......................      90     --         278        1,087     187,476     223,785    15,462     --
   Units redeemed ........................      --     --     (42,497)    (285,781)   (141,330)       (194)  (18,176)    --
                                              ----    ---   ---------   ----------   ---------   ---------   -------    ---
   Ending units ..........................      90     --     188,392      410,094     319,501     223,591    10,310     --
                                              ====    ===   =========   ==========   =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      ACVPVal                CSGPVen
                                             ------------------------   ------------------
                                                2003          2002        2003      2002
                                             -----------   ----------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $    13,313        8,536    (1,067)    (2,873)
   Realized gain (loss) on investments ...      (998,117)      99,325   (49,613)   (99,353)
   Change in unrealized gain (loss)
      on investments .....................     1,245,841   (1,183,442)   73,544     40,630
   Reinvested capital gains ..............            --      546,450        --         --
                                             -----------   ----------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       261,037     (529,131)   22,864    (61,596)
                                             -----------   ----------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        28,722       23,311        --      4,868
   Transfers between funds ...............    (1,899,060)   1,221,293   (10,188)   (62,798)
   Redemptions (note 3) ..................      (394,332)    (875,642)  (10,791)   (13,610)
   Annuity benefits ......................          (859)      (1,018)       --         --
   Adjustments to maintain reserves ......          (136)      (1,960)      (16)        66
                                             -----------   ----------   -------   --------
         Net equity transactions .........    (2,265,665)     365,984   (20,995)   (71,474)
                                             -----------   ----------   -------   --------

Net change in contract owners' equity ....    (2,004,628)    (163,147)    1,869   (133,070)
Contract owners' equity beginning
   of period .............................     7,091,586   10,162,658   159,241    455,775
                                             -----------   ----------   -------   --------
Contract owners' equity end of period ....   $ 5,086,958    9,999,511   161,110    322,705
                                             ===========   ==========   =======   ========

CHANGES IN UNITS:
   Beginning units .......................       500,024      616,782    22,752     42,254
                                             -----------   ----------   -------   --------
   Units purchased .......................       195,692       27,668        --        488
   Units redeemed ........................      (365,528)      (8,087)   (3,201)    (7,665)
                                             -----------   ----------   -------   --------
   Ending units ..........................       330,188      636,363    19,551     35,077
                                             ===========   ==========   =======   ========

                                                  CSIntFoc                CSSmCapGr
                                             --------------------   ----------------------
                                               2003        2002        2003        2002
                                             --------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........     (5,598)    (13,288)    (14,217)     (24,141)
   Realized gain (loss) on investments ...    (32,522)    140,306    (494,515)    (747,626)
   Change in unrealized gain (loss)
      on investments .....................     95,872     (97,479)    842,174      (29,331)
   Reinvested capital gains ..............         --          --          --           --
                                             --------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     57,752      29,539     333,442     (801,098)
                                             --------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        (76)     25,833       2,733       21,700
   Transfers between funds ...............    (26,876)   (197,577)    (62,470)    (127,725)
   Redemptions (note 3) ..................    (77,986)   (133,323)   (111,322)    (345,308)
   Annuity benefits ......................         --          --          --           --
   Adjustments to maintain reserves ......         (7)         (3)        (17)         (28)
                                             --------   ---------   ---------   ----------
         Net equity transactions .........   (104,945)   (305,070)   (171,076)    (451,361)
                                             --------   ---------   ---------   ----------

Net change in contract owners' equity ....    (47,193)   (275,531)    162,366   (1,252,459)
Contract owners' equity beginning
   of period .............................    852,514   1,806,919   1,897,133    3,873,879
                                             --------   ---------   ---------   ----------
Contract owners' equity end of period ....    805,321   1,531,388   2,059,499    2,621,420
                                             ========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................    122,181     204,407     212,852      284,014
                                             --------   ---------   ---------   ----------
   Units purchased .......................         33       2,300      61,489        1,769
   Units redeemed ........................    (15,393)    (29,460)    (78,488)     (38,563)
                                             --------   ---------   ---------   ----------
   Ending units ..........................    106,821     177,247     195,853      247,220
                                             ========   =========   =========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                             DrySmCapIxS           DrySRGro                 DryStkIx                DryVIFApp
                                           --------------   ---------------------   -----------------------   ---------------------
                                             2003    2002      2003        2002        2003         2002         2003        2002
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........  $  (319)    (3)     (7,699)    (15,852)       3,407      (37,099)    (20,382)    (21,402)
   Realized gain (loss) on investments ..    2,437   (296)   (504,594)   (362,370)  (1,513,779)  (2,702,883)   (253,360)   (132,998)
   Change in unrealized gain (loss)
      on investments ....................    3,474     --     587,824     (21,386)   3,048,917   (1,122,707)    480,012    (145,446)
   Reinvested capital gains .............       --     --          --          --           --           --          --          --
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    5,592   (299)     75,531    (399,608)   1,538,545   (3,862,689)    206,270    (299,846)
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       --     --       4,848      15,783       40,707      145,537       5,705      18,173
   Transfers between funds ..............   58,356    299     (71,931)   (349,302)    (389,946)  (1,814,428)    (12,279)    400,460
   Redemptions (note 3) .................       --     --    (119,011)   (225,666)    (815,609)  (2,042,458)   (234,778)   (243,135)
   Annuity benefits .....................       --     --          --          --       (3,055)          --          --          --
   Adjustments to maintain reserves .....       (4)    --         (24)         16       (1,567)          18          (8)        (27)
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
         Net equity transactions ........   58,352    299    (186,118)   (559,169)  (1,169,470)  (3,711,331)   (241,360)    175,471
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------

Net change in contract owners' equity ...   63,944     --    (110,587)   (958,777)     369,075   (7,574,020)    (35,090)   (124,375)
Contract owners' equity beginning
   of period ............................   32,910     --   1,124,823   2,606,712   15,843,432   29,777,807   3,163,733   2,851,828
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
Contract owners' equity end of period ...  $96,854     --   1,014,236   1,647,935   16,212,507   22,203,787   3,128,643   2,727,453
                                           =======   ====   =========   =========   ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................    4,330     --     101,784     165,168    1,167,942    1,679,514     306,829     227,008
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
   Units purchased ......................   10,205     --      23,652       1,080      437,682        8,796      83,563      17,038
   Units redeemed .......................   (3,139)    --     (41,603)    (39,339)    (527,295)    (233,115)   (108,712)     (4,578)
                                           -------   ----   ---------   ---------   ----------   ----------   ---------   ---------
   Ending units .........................   11,396     --      83,833     126,909    1,078,329    1,455,195     281,680     239,468
                                           =======   ====   =========   =========   ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   DryVIFGrInc             FedQualBd
                                             ----------------------   -------------------
                                                2003         2002        2003       2002
                                             ----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3,965)    (11,435)     71,569      (165)
   Realized gain (loss) on investments ...     (211,617)    (42,704)     27,774       185
   Change in unrealized gain (loss)
      on investments .....................      309,909    (340,646)     35,370      (546)
   Reinvested capital gains ..............           --          --          --        --
                                             ----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       94,327    (394,785)    134,713      (526)
                                             ----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       13,538       3,826       5,187        --
   Transfers between funds ...............     (236,960)    164,607   1,811,840   265,827
   Redemptions (note 3) ..................      (81,509)   (209,664)    (99,161)       --
   Annuity benefits ......................           --          --          --        --
   Adjustments to maintain reserves ......          (16)        (27)          5       (32)
                                             ----------   ---------   ---------   -------
         Net equity transactions .........     (304,947)    (41,258)  1,717,871   265,795
                                             ----------   ---------   ---------   -------

Net change in contract owners' equity ....     (210,620)   (436,043)  1,852,584   265,269
Contract owners' equity beginning
   of period .............................    1,347,612   2,489,768   2,620,103        --
                                             ----------   ---------   ---------   -------
Contract owners' equity end of period ....   $1,136,992   2,053,725   4,472,687   265,269
                                             ==========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      143,370     194,920     245,375        --
                                             ----------   ---------   ---------   -------
   Units purchased .......................        5,725      15,621     212,103    26,274
   Units redeemed ........................      (39,056)    (19,445)    (54,974)       --
                                             ----------   ---------   ---------   -------
   Ending units ..........................      110,039     191,096     402,504    26,274
                                             ==========   =========   =========   =======

                                                    FidVIPEI                  FidVIPGr
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      190,286      170,444      (48,804)     (95,094)
   Realized gain (loss) on investments ...   (2,401,875)    (334,619)  (1,366,985)  (1,758,369)
   Change in unrealized gain (loss)
      on investments .....................    3,483,883   (1,536,297)   2,788,080   (2,243,568)
   Reinvested capital gains ..............           --      419,813           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,272,294   (1,280,659)   1,372,291   (4,097,031)
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       46,651       51,109       29,529      115,703
   Transfers between funds ...............      (47,983)      43,037      627,045     (700,534)
   Redemptions (note 3) ..................     (993,537)  (1,523,522)    (726,565)  (1,396,436)
   Annuity benefits ......................       (1,099)      (1,359)      (4,168)      (1,815)
   Adjustments to maintain reserves ......          409         (423)         619        1,041
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........     (995,559)  (1,431,158)     (73,540)  (1,982,041)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....      276,735   (2,711,817)   1,298,751   (6,079,072)
Contract owners' equity beginning
   of period .............................   13,544,259   19,763,212   11,087,127   21,677,134
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   13,820,994   17,051,395   12,385,878   15,598,062
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,036,618    1,237,868      902,181    1,214,827
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      543,658        6,032      328,157        7,266
   Units redeemed ........................     (617,767)     (97,607)    (335,482)    (131,686)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      962,509    1,146,293      894,856    1,090,407
                                             ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPHI                  FidVIPOv
                                             ------------------------   ---------------------
                                                2003          2002         2003        2002
                                             -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   390,367      705,874       3,271        (588)
   Realized gain (loss) on investments ...       483,960     (699,769)    (56,323)     42,091
   Change in unrealized gain (loss)
      on investments .....................       589,509     (338,537)    170,097     (44,723)
   Reinvested capital gains ..............            --           --          --          --
                                             -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,463,836     (332,432)    117,045      (3,220)
                                             -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        61,601       29,028         (80)      6,956
   Transfers between funds ...............     3,493,798   (3,476,173)    (95,706)   (222,585)
   Redemptions (note 3) ..................      (443,726)    (571,404)    (74,885)   (136,259)
   Annuity benefits ......................            --           --          --          --
   Adjustments to maintain reserves ......            85          (38)     (5,046)     (1,074)
                                             -----------   ----------   ---------   ---------
         Net equity transactions .........     3,111,758   (4,018,587)   (175,717)   (352,962)
                                             -----------   ----------   ---------   ---------

Net change in contract owners' equity ....     4,575,594   (4,351,019)    (58,672)   (356,182)
Contract owners' equity beginning
   of period .............................     7,841,683   10,315,674   1,487,267   2,655,344
                                             -----------   ----------   ---------   ---------
Contract owners' equity end of period ....   $12,417,277    5,964,655   1,428,595   2,299,162
                                             ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       905,375    1,214,161     163,087     228,754
                                             -----------   ----------   ---------   ---------
   Units purchased .......................       980,133        3,427          26         478
   Units redeemed ........................      (653,297)    (477,901)    (20,126)    (24,642)
                                             -----------   ----------   ---------   ---------
   Ending units ..........................     1,232,211      739,687     142,987     204,590
                                             ===========   ==========   =========   =========

                                                 FidVIPOvR             FidVIPAM
                                             -----------------   ----------------------
                                               2003      2002       2003        2002
                                             -------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........       496      (102)    156,265      215,680
   Realized gain (loss) on investments ...   (10,604)   (1,761)   (248,798)    (332,672)
   Change in unrealized gain (loss)
      on investments .....................    33,949    (2,038)    540,827     (512,542)
   Reinvested capital gains ..............        --        --          --           --
                                             -------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    23,841    (3,901)    448,294     (629,534)
                                             -------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    10,655     2,724      14,991       13,946
   Transfers between funds ...............    19,252   105,535      16,658     (344,505)
   Redemptions (note 3) ..................   (15,335)   (3,411)   (459,889)    (386,104)
   Annuity benefits ......................        --        --          --           --
   Adjustments to maintain reserves ......     3,574       (21)         11          (29)
                                             -------   -------   ---------   ----------
         Net equity transactions .........    18,146   104,827    (428,229)    (716,692)
                                             -------   -------   ---------   ----------

Net change in contract owners' equity ....    41,987   100,926      20,065   (1,346,226)
Contract owners' equity beginning
   of period .............................   216,348        --   5,220,619    7,281,552
                                             -------   -------   ---------   ----------
Contract owners' equity end of period ....   258,335   100,926   5,240,684    5,935,326
                                             =======   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,996        --     398,413      499,835
                                             -------   -------   ---------   ----------
   Units purchased .......................     9,353    10,930      19,651        1,012
   Units redeemed ........................    (6,815)     (324)    (52,311)     (53,008)
                                             -------   -------   ---------   ----------
   Ending units ..........................    30,534    10,606     365,753      447,839
                                             =======   =======   =========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPCon          FidVIPIGBdS         FidVIPGrOp            FidVIPVaIS
                                             ------------------------   ------------   ----------------------   --------------
                                                2003          2002       2003   2002      2003        2002        2003    2002
                                             -----------   ----------   -----   ----   ---------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..........   $   (25,508)      14,751     (11)    --       2,360       36,900      (373)    --
   Realized gain (loss) on investments ...      (320,416)  (1,650,752)      3     --    (108,101)    (310,879)    4,846     --
   Change in unrealized gain (loss)
      on investments .....................     1,319,771    1,407,521      46     --     303,829     (318,651)    5,705     --
   Reinvested capital gains ..............            --           --      --     --          --           --        --     --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       973,847     (228,480)     38     --     198,088     (592,630)   10,178     --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        58,331      120,830      --     --       2,727       55,351        --     --
   Transfers between funds ...............      (985,975)    (368,308)  5,437     --     (29,046)  (2,393,294)  272,402     --
   Redemptions (note 3) ..................      (661,145)  (1,292,589)   (188)    --    (198,051)    (375,469)     (345)    --
   Annuity benefits ......................          (314)        (367)     --     --          --           --        --     --
   Adjustments to maintain reserves ......        (3,168)      (3,214)     (4)    --         407         (466)       (1)    --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---
         Net equity transactions .........    (1,592,271)  (1,543,648)  5,245     --    (223,963)  (2,713,878)  272,056     --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---

Net change in contract owners' equity ....      (618,424)  (1,772,128)  5,283     --     (25,875)  (3,306,508)  282,234     --
Contract owners' equity beginning
   of period .............................    12,886,435   17,720,838      --     --   1,866,835    6,178,511     7,221     --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---
Contract owners' equity end of period ....   $12,268,011   15,948,710   5,283     --   1,840,960    2,872,003   289,455     --
                                             ===========   ==========   =====    ===   =========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units .......................       799,285      981,897      --     --     255,066      650,185       971     --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---
   Units purchased .......................       113,037        6,652     540     --      65,131        6,106   101,838     --
   Units redeemed ........................      (212,861)     (91,440)    (19)    --     (95,948)    (305,453)  (70,545)    --
                                             -----------   ----------   -----    ---   ---------   ----------   -------    ---
   Ending units ..........................       699,461      897,109     521     --     224,249      350,838    32,264     --
                                             ===========   ==========   =====    ===   =========   ==========   =======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITDMidCapI          GVITEmMrkts      GVITEmMrkts3      GVITGlFin3
                                             ----------------------   ---------------   --------------   --------------
                                                2003         2002      2003     2002     2003     2002     2003    2002
                                             ----------   ---------   -----   -------   ------   -----   -------   ----
Investment activity:
   Net investment income (loss) ..........   $  (14,377)    (11,827)    (30)     (948)     (23)      1      (247)    --
   Realized gain (loss) on investments ...     (340,729)     86,795     (17)    6,015      (31)     --      (592)    --
   Change in unrealized gain (loss)
      on investments .....................      651,434    (198,599)  1,148   (12,832)   3,464    (441)    3,108     --
   Reinvested capital gains ..............           --       7,530      --        --       --      --        --     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      296,328    (116,101)  1,101    (7,765)   3,410    (440)    2,269     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       27,773      30,101      --       150       --      --        --     --
   Transfers between funds ...............     (125,929)    823,953      --    43,394   25,871   5,533    93,230     --
   Redemptions (note 3) ..................     (182,281)   (192,254)     --   (55,172)      --      --    (3,225)    --
   Annuity benefits ......................           --          --      --        --       --      --        --     --
   Adjustments to maintain reserves ......       (2,383)     (2,944)     (3)       44        2      (1)       --     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---
         Net equity transactions .........     (282,820)    658,856      (3)  (11,584)  25,873   5,532    90,005     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---

Net change in contract owners' equity ....       13,508     542,755   1,098   (19,349)  29,283   5,092    92,274     --
Contract owners' equity beginning
   of period .............................    3,054,871   1,553,813   7,156    85,642   12,072      --    13,579     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---
Contract owners' equity end of period ....   $3,068,379   2,096,568   8,254    66,293   41,355   5,092   105,853     --
                                             ==========   =========   =====   =======   ======   =====   =======    ===

CHANGES IN UNITS:
   Beginning units .......................      361,298     153,386   1,056    10,558    1,610      --     1,583     --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---
   Units purchased .......................      336,171      74,679      --     7,924    3,195     586    10,737     --
   Units redeemed ........................     (370,982)    (11,592)     --   (10,040)     (16)     --    (1,380)    --
                                             ----------   ---------   -----   -------   ------   -----   -------    ---
   Ending units ..........................      326,487     216,473   1,056     8,442    4,789     586    10,940     --
                                             ==========   =========   =====   =======   ======   =====   =======    ===

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               GVITGlHlth3      GVITGlTech       GVITGlTech3     GVITGlUtl3
                                             --------------   --------------   --------------   -------------
                                               2003    2002    2003    2002     2003     2002    2003    2002
                                             -------   ----   -----   ------   ------   -----   ------   ----
Investment activity:
   Net investment income (loss) ..........   $  (257)    --     (26)     (23)     (40)     10      (33)    --
   Realized gain (loss) on investments ...       147     --    (127)    (405)    (597)     --      353     --
   Change in unrealized gain (loss)
      on investments .....................    13,442     --   1,003   (5,884)     295    (242)    (138)    --
   Reinvested capital gains ..............        --     --      --       --       --      --       --     --
                                             -------    ---   -----   ------   ------   -----   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,332     --     850   (6,312)    (342)   (232)     182     --
                                             -------    ---   -----   ------   ------   -----   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --     --      --       --       --      --       --     --
   Transfers between funds ...............    51,073     --      --   (1,288)  53,646   1,852   66,130     --
   Redemptions (note 3) ..................    (3,121)    --    (118)    (139)  (2,981)     --     (175)    --
   Annuity benefits ......................        --     --      --       --       --      --       --     --
   Adjustments to maintain reserves ......        (8)    --     (12)      19       (3)     --        3     --
                                             -------    ---   -----   ------   ------   -----   ------    ---
         Net equity transactions .........    47,944     --    (130)  (1,408)  50,662   1,852   65,958     --
                                             -------    ---   -----   ------   ------   -----   ------    ---

Net change in contract owners' equity ....    61,276     --     720   (7,720)  50,320   1,620   66,140     --
Contract owners' equity beginning
   of period .............................    12,842     --   3,422   20,116    4,279      --       --     --
                                             -------    ---   -----   ------   ------   -----   ------    ---
Contract owners' equity end of period ....   $74,118     --   4,142   12,396   54,599   1,620   66,140     --
                                             =======    ===   =====   ======   ======   =====   ======    ===

CHANGES IN UNITS:
   Beginning units .......................     1,553     --   1,793    5,944      601      --       --     --
                                             -------    ---   -----   ------   ------   -----   ------    ---
   Units purchased .......................     5,938     --      --       --    5,956     191    8,819     --
   Units redeemed ........................      (345)    --     (57)    (518)    (413)     --   (1,842)    --
                                             -------    ---   -----   ------   ------   -----   ------    ---
   Ending units ..........................     7,146     --   1,736    5,426    6,144     191    6,977     --
                                             =======    ===   =====   ======   ======   =====   ======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITGvtBd                 GVITGrowth          GVITIDAgg         GVITIDCon
                                             ------------------------   ---------------------   -------------   ------------------
                                                2003          2002        2003        2002       2003    2002     2003      2002
                                             -----------   ----------   ---------   ---------   ------   ----   --------   -------
Investment activity:
   Net investment income (loss) ..........   $   204,079      211,717     (10,208)    (29,767)      (9)    --      2,194       885
   Realized gain (loss) on investments ...       307,765      214,423    (105,394)     (9,113)      95     --     (3,079)     (348)
   Change in unrealized gain (loss)
      on investments .....................      (130,411)      12,897     302,743    (763,453)     630     --     16,207    (2,977)
   Reinvested capital gains ..............        22,570       13,579          --          --       --     --         --         2
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       404,003      452,616     187,141    (802,333)     716     --     15,322    (2,438)
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        36,212       33,745       8,310      71,436       --     --         --        --
   Transfers between funds ...............    (1,893,013)     960,772    (151,254)    962,826       --     --    (21,241)  233,526
   Redemptions (note 3) ..................    (1,565,458)  (1,141,814)    (66,390)   (423,341)  (2,410)    --   (184,596)   (1,784)
   Annuity benefits ......................            --           --          --          --       --     --         --        --
   Adjustments to maintain reserves ......           (36)         (96)        (39)       (746)      (1)    --         (2)        2
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------
         Net equity transactions .........    (3,422,295)    (147,393)   (209,373)    610,175   (2,411)    --   (205,839)  231,744
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------

Net change in contract owners' equity ....    (3,018,292)     305,223     (22,232)   (192,158)  (1,695)    --   (190,517)  229,306
Contract owners' equity beginning
   of period .............................    18,731,788   14,068,275   1,498,274   4,156,758    6,789     --    691,959        --
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------
Contract owners' equity end of period ....   $15,713,496   14,373,498   1,476,042   3,964,600    5,094     --    501,442   229,306
                                             ===========   ==========   =========   =========   ======    ===   ========   =======

CHANGES IN UNITS:
   Beginning units .......................     1,289,459    1,059,220     200,378     390,499      826     --     69,792        --
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------
   Units purchased .......................       204,611       87,780      66,177      80,419       --     --      7,314    23,228
   Units redeemed ........................      (437,577)    (100,781)    (93,698)    (18,100)    (263)    --    (28,103)     (175)
                                             -----------   ----------   ---------   ---------   ------    ---   --------   -------
   Ending units ..........................     1,056,493    1,046,219     172,857     452,818      563     --     49,003    23,053
                                             ===========   ==========   =========   =========   ======    ===   ========   =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 GVITIDMod         GVITIDModAgg       GVITIDModCon      GVITIntGro3
                                             -----------------   ----------------   ----------------   -------------
                                               2003      2002      2003     2002      2003     2002     2003    2002
                                             --------   ------   -------   ------   -------   ------   ------   ----
Investment activity:
   Net investment income (loss) ..........   $  1,014       25       207       46       682       29      (89)    --
   Realized gain (loss) on investments ...     (6,716)      (2)      (25)      (1)   (1,258)      (8)    (171)    --
   Change in unrealized gain (loss)
      on investments .....................     36,304   (1,240)   29,485     (412)    9,659     (560)     979     --
   Reinvested capital gains ..............         --       --        --        1        --       --       --     --
                                             --------   ------   -------   ------   -------   ------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     30,602   (1,217)   29,667     (366)    9,083     (539)     719     --
                                             --------   ------   -------   ------   -------   ------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --       --     1,737       --        --      500    1,257     --
   Transfers between funds ...............    294,833   24,181   152,010   15,484   154,862   19,982    1,582     --
   Redemptions (note 3) ..................    (45,691)      --    (3,055)      --    (7,782)    (600)     (88)    --
   Annuity benefits ......................         --       --        --       --        --       --       --     --
   Adjustments to maintain reserves ......          2       (4)        1       (1)       (5)      (4)      (4)    --
                                             --------   ------   -------   ------   -------   ------   ------    ---
         Net equity transactions .........    249,144   24,177   150,693   15,483   147,075   19,878    2,747     --
                                             --------   ------   -------   ------   -------   ------   ------    ---

Net change in contract owners' equity ....    279,746   22,960   180,360   15,117   156,158   19,339    3,466     --
Contract owners' equity beginning
   of period .............................    280,985       --    98,839       --    63,902       --   12,004     --
                                             --------   ------   -------   ------   -------   ------   ------    ---
Contract owners' equity end of period ....   $560,731   22,960   279,199   15,117   220,060   19,339   15,470     --
                                             ========   ======   =======   ======   =======   ======   ======    ===

CHANGES IN UNITS:
   Beginning units .......................     31,163       --    11,533       --     6,718       --    1,547     --
                                             --------   ------   -------   ------   -------   ------   ------    ---
   Units purchased .......................     40,172    2,383    19,851    1,585    19,929    2,029    1,496     --
   Units redeemed ........................    (13,271)      --    (1,422)      --    (4,639)     (56)  (1,129)    --
                                             --------   ------   -------   ------   -------   ------   ------    ---
   Ending units ..........................     58,064    2,383    29,962    1,585    22,008    1,973    1,914     --
                                             ========   ======   =======   ======   =======   ======   ======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITSMdCpGr              GVITMyMkt                GVITNWFund          GVITLead3
                                             --------------------   -----------------------   ---------------------   -------------
                                                2003       2002       2003         2002         2003        2002       2003    2002
                                             ----------  --------   ----------  -----------   ---------  ----------   -------  ----
Investment activity:
   Net investment income (loss) ..........   $   (8,371)   (3,590)     (72,465)     (22,280)    (11,594)    (22,872)     (770)   --
   Realized gain (loss) on investments ...      (46,745)  (86,749)     (89,095)       2,495    (221,800)   (543,031)     (126)   --
   Change in unrealized gain (loss)
      on investments .....................      220,519   (47,405)      80,132      (34,330)    603,140     233,341    10,937    --
   Reinvested capital gains ..............           --        --           --           --          --          --        --    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      165,403  (137,744)     (81,428)     (54,115)    369,746    (332,562)   10,041    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........          552        --      174,526      386,607      12,135      16,335       750    --
   Transfers between funds ...............    1,642,959    73,129     (938,919)   1,011,143     (84,169)   (638,107)    2,707    --
   Redemptions (note 3) ..................      (33,272)  (35,812)  (5,589,624) (25,772,604)   (203,008)   (319,202)       --    --
   Annuity benefits ......................           --        --           --           --          --          --        --    --
   Adjustments to maintain reserves ......      111,118        (1)        (134)         275        (127)        (30)       (1)   --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---
         Net equity transactions .........    1,721,357    37,316   (6,354,151) (24,374,579)   (275,169)   (941,004)    3,456    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---

Net change in contract owners' equity ....    1,886,760  (100,428)  (6,435,579) (24,428,694)     94,577  (1,273,566)   13,497    --
Contract owners' equity beginning
   of period .............................      186,038   443,960   22,667,565   50,080,927   3,403,033   5,954,974   154,557    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---
Contract owners' equity end of period ....   $2,072,798   343,532   16,231,986   25,652,233   3,497,610   4,681,408   168,054    --
                                             ==========  ========   ==========  ===========   =========  ==========   =======   ===

CHANGES IN UNITS:
   Beginning units .......................       54,066    80,084    1,881,873    4,109,650     273,755     390,166    18,478    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---
   Units purchased .......................      575,168     2,321    2,835,915      114,790      66,262       1,070       433    --
   Units redeemed ........................     (133,631)     (574)  (3,384,652)  (2,107,532)    (87,599)    (62,691)       --    --
                                             ----------  --------   ----------  -----------   ---------  ----------   -------   ---
   Ending units ..........................      495,603    81,831    1,333,136    2,116,908     252,418     328,545    18,911    --
                                             ==========  ========   ==========  ===========   =========  ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITSmCapGr             GVITSmCapVal
                                             --------------------   ----------------------
                                               2003        2002       2003         2002
                                             ---------   --------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (2,285)    (4,423)    (31,544)     (84,621)
   Realized gain (loss) on investments ...     (26,114)   (41,205)   (911,651)    (198,086)
   Change in unrealized gain (loss)
      on investments .....................      72,973    (88,860)  1,700,907   (1,448,185)
   Reinvested capital gains ..............          --         --          --      258,966
                                             ---------   --------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      44,574   (134,488)    757,712   (1,471,926)
                                             ---------   --------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         447      1,497      15,332       30,833
   Transfers between funds ...............     188,841    (55,441)    292,866    3,988,669
   Redemptions (note 3) ..................     (44,564)   (43,248)   (345,165)    (701,726)
   Annuity benefits ......................          --         --          --           --
   Adjustments to maintain reserves ......          (2)       (31)     (1,932)      (1,598)
                                             ---------   --------   ---------   ----------
         Net equity transactions .........     144,722    (97,223)    (38,899)   3,316,178
                                             ---------   --------   ---------   ----------

Net change in contract owners' equity ....     189,296   (231,711)    718,813    1,844,252
Contract owners' equity beginning
   of period .............................     247,333    625,434   4,411,372    9,077,345
                                             ---------   --------   ---------   ----------
Contract owners' equity end of period ....   $ 436,629    393,723   5,130,185   10,921,597
                                             =========   ========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      53,252     88,529     413,285      610,425
                                             ---------   --------   ---------   ----------
   Units purchased .......................     180,886        290     321,075      268,231
   Units redeemed ........................    (152,394)   (19,111)   (328,453)     (34,709)
                                             ---------   --------   ---------   ----------
   Ending units ..........................      81,744     69,708     405,907      843,947
                                             =========   ========   =========   ==========

                                                   GVITSmComp             GVITTGroFoc
                                             -----------------------   -----------------
                                                2003         2002       2003      2002
                                             ----------   ----------   ------   --------
Investment activity:
   Net investment income (loss) ..........      (47,319)     (69,269)     (78)      (391)
   Realized gain (loss) on investments ...     (356,366)     515,445   (1,052)     6,244
   Change in unrealized gain (loss)
      on investments .....................    1,311,990     (868,852)   3,232    (13,187)
   Reinvested capital gains ..............           --           --       --         --
                                             ----------   ----------   ------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      908,305     (422,676)   2,102     (7,334)
                                             ----------   ----------   ------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        5,476       34,674       --         37
   Transfers between funds ...............     (805,743)    (228,595)      --   (118,520)
   Redemptions (note 3) ..................     (376,197)    (850,173)  (1,502)   (38,291)
   Annuity benefits ......................       (1,454)      (1,792)      --         --
   Adjustments to maintain reserves ......         (177)        (178)    (112)       397
                                             ----------   ----------   ------   --------
         Net equity transactions .........   (1,178,095)  (1,046,064)  (1,614)  (156,377)
                                             ----------   ----------   ------   --------

Net change in contract owners' equity ....     (269,790)  (1,468,740)     488   (163,711)
Contract owners' equity beginning
   of period .............................    7,343,664    9,741,932   11,258    180,607
                                             ----------   ----------   ------   --------
Contract owners' equity end of period ....    7,073,874    8,273,192   11,746     16,896
                                             ==========   ==========   ======   ========

CHANGES IN UNITS:
   Beginning units .......................      459,867      496,847    5,264     47,553
                                             ----------   ----------   ------   --------
   Units purchased .......................      295,215        1,744       --         10
   Units redeemed ........................     (367,657)     (54,257)    (734)   (40,652)
                                             ----------   ----------   ------   --------
   Ending units ..........................      387,425      444,334    4,530      6,911
                                             ==========   ==========   ======   ========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                              GVITTGroFoc3      GVITUSGro3         GVITVKMultiSec          JanCapAp
                                             --------------   --------------   -------------------   --------------------
                                               2003    2002     2003    2002      2003       2002      2003        2002
                                             -------   ----   -------   ----   ---------   -------   --------   ---------
Investment activity:
   Net investment income (loss) ..........   $    (2)    --     (195)     --      19,140     7,842     (3,961)     (7,130)
   Realized gain (loss) on investments ...        --     --    1,260      --      37,987     1,107   (110,408)   (264,321)
   Change in unrealized gain (loss)
      on investments .....................        --     --    6,724      --       9,247    (6,324)   145,119     171,191
   Reinvested capital gains ..............        --     --       --      --          --        --         --          --
                                             -------    ---  -------     ---   ---------   -------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        (2)    --    7,789      --      66,374     2,625     30,750    (100,260)
                                             -------    ---  -------     ---   ---------   -------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --     --       --      --       5,021     1,109      1,420       7,504
   Transfers between funds ...............    17,368     --   98,745      --     304,280   170,243    (61,221)   (229,113)
   Redemptions (note 3) ..................        --     --     (496)     --     (83,772)  (20,074)  (184,827)   (161,544)
   Annuity benefits ......................        --     --       --      --          --        --         --          --
   Adjustments to maintain reserves ......        (2)    --       (7)     --         (53)      (55)    (1,242)       (769)
                                             -------    ---  -------     ---   ---------   -------   --------   ---------
         Net equity transactions .........    17,366     --   98,242      --     225,476   151,223   (245,870)   (383,922)
                                             -------    ---  -------     ---   ---------   -------   --------   ---------

Net change in contract owners' equity ....    17,364     --  106,031      --     291,850   153,848   (215,120)   (484,182)
Contract owners' equity beginning
   of period .............................        --     --       --      --     799,544   248,590    774,575   1,412,676
                                             -------    ---  -------     ---   ---------   -------   --------   ---------
Contract owners' equity end of period ....   $17,364     --  106,031      --   1,091,394   402,438    559,455     928,494
                                             =======    ===  =======     ===   =========   =======   ========   =========

CHANGES IN UNITS:
   Beginning units .......................        --     --       --      --      70,928    23,299    154,472     233,415
                                             -------    ---  -------     ---   ---------   -------   --------   ---------
   Units purchased .......................     1,918     --   10,952      --      87,206    15,384    495,963       1,316
   Units redeemed ........................        --     --     (681)     --     (67,594)   (1,460)  (546,976)    (68,496)
                                             -------    ---  -------     ---   ---------   -------   --------   ---------
   Ending units ..........................     1,918     --   10,271      --      90,540    37,223    103,459     166,235
                                             =======    ===  =======     ===   =========   =======   ========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                JanGlTechS2           JanGlTech         JanIntGroS2          JanIntGro
                                             -----------------   ------------------   ---------------   -------------------
                                               2003      2002      2003      2002      2003     2002      2003       2002
                                             --------   ------   -------   --------   ------   ------   -------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (261)     (36)     (630)    (2,674)      25      (62)       85      (4,054)
   Realized gain (loss) on investments ...     (4,925)     124   (14,772)  (154,091)  (2,806)      (6)  (21,149)        917
   Change in unrealized gain (loss)
      on investments .....................      7,002   (2,638)   27,554     36,367    6,501   (4,924)   32,442     (87,832)
   Reinvested capital gains ..............         --       --        --         --       --       --        --          --
                                             --------   ------   -------   --------   ------   ------   -------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      1,816   (2,550)   12,152   (120,398)   3,720   (4,992)   11,378     (90,969)
                                             --------   ------   -------   --------   ------   ------   -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        198       19        --        113    1,252      515        --         134
   Transfers between funds ...............      2,223   23,611   (15,861)  (151,403)   9,267   77,369   (34,486)   (265,275)
   Redemptions (note 3) ..................    (11,112)    (146)   (9,192)   (95,187)  (4,411)    (702)  (24,911)    (88,527)
   Annuity benefits ......................         --       --        --         --       --       --        --          --
   Adjustments to maintain reserves ......         (6)       2        (4)        13        3        4        93         (86)
                                             --------   ------   -------   --------   ------   ------   -------   ---------
         Net equity transactions .........     (8,697)  23,486   (25,057)  (246,464)   6,111   77,186   (59,304)   (353,754)
                                             --------   ------   -------   --------   ------   ------   -------   ---------

Net change in contract owners' equity ....     (6,881)  20,936   (12,905)  (366,862)   9,831   72,194   (47,926)   (444,723)
Contract owners' equity beginning
   of period .............................     19,046       --    97,375    591,903   55,898       --   284,676   1,043,073
                                             --------   ------   -------   --------   ------   ------   -------   ---------
Contract owners' equity end of period ....   $ 12,165   20,936    84,470    225,041   65,729   72,194   236,750     598,350
                                             ========   ======   =======   ========   ======   ======   =======   =========

CHANGES IN UNITS:
   Beginning units .......................      2,688       --    40,341    142,740    7,229       --    65,481     175,540
                                             --------   ------   -------   --------   ------   ------   -------   ---------
   Units purchased .......................      5,586    2,474         1         30    3,107    7,909        --          23
   Units redeemed ........................     (6,819)     (15)  (10,535)   (65,064)  (2,284)     (70)  (13,896)    (60,099)
                                             --------   ------   -------   --------   ------   ------   -------   ---------
   Ending units ..........................      1,455    2,459    29,807     77,706    8,052    7,839    51,585     115,464
                                             ========   ======   =======   ========   ======   ======   =======   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     NBAMTGro              NBAMTGuard
                                             -----------------------   -------------------
                                                2003         2002        2003       2002
                                             ----------   ----------   -------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (7,079)     (14,561)   (3,921)       (466)
   Realized gain (loss) on investments ...     (161,970)    (253,869)    6,448     (56,118)
   Change in unrealized gain (loss)
      on investments .....................      285,572     (174,537)   64,748     (90,025)
   Reinvested capital gains ..............           --           --        --          --
                                             ----------   ----------   -------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      116,523     (442,967)   67,275    (146,609)
                                             ----------   ----------   -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        6,356        4,058     6,831       7,346
   Transfers between funds ...............     (138,277)    (490,581)   45,981     157,605
   Redemptions (note 3) ..................      (82,162)    (218,319)  (32,575)   (131,050)
   Annuity benefits ......................           --           --        --          --
   Adjustments to maintain reserves ......          (30)         686      (451)        403
                                             ----------   ----------   -------   ---------
         Net equity transactions .........     (214,113)    (704,156)   19,786      34,304
                                             ----------   ----------   -------   ---------

Net change in contract owners' equity ....      (97,590)  (1,147,123)   87,061    (112,305)
Contract owners' equity beginning
   of period .............................    1,093,187    2,619,199   539,964   1,139,162
                                             ----------   ----------   -------   ---------
Contract owners' equity end of period ....   $  995,597    1,472,076   627,025   1,026,857
                                             ==========   ==========   =======   =========

CHANGES IN UNITS:
   Beginning units .......................      120,078      195,163    73,317     112,115
                                             ----------   ----------   -------   ---------
   Units purchased .......................        4,286          331    58,389       3,603
   Units redeemed ........................      (28,056)     (57,903)  (56,493)     (1,106)
                                             ----------   ----------   -------   ---------
   Ending units ..........................       96,308      137,591    75,213     114,612
                                             ==========   ==========   =======   =========

                                                    NBAMTLMat                NBAMTPart
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........      (54,957)    243,189     (33,581)     (10,012)
   Realized gain (loss) on investments ...      114,948       2,510    (639,999)     (89,023)
   Change in unrealized gain (loss)
      on investments .....................       32,041    (174,461)  1,450,852     (430,514)
   Reinvested capital gains ..............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       92,032      71,238     777,272     (529,549)
                                             ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       18,094      84,545      12,944       16,558
   Transfers between funds ...............     (818,302)  1,398,055     990,103     (298,896)
   Redemptions (note 3) ..................   (1,109,002)   (285,216)   (373,685)    (523,840)
   Annuity benefits ......................           --          --        (802)      (1,026)
   Adjustments to maintain reserves ......           (5)        (26)        (33)         192
                                             ----------   ---------   ---------   ----------
         Net equity transactions .........   (1,909,215)  1,197,358     628,527     (807,012)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity ....   (1,817,183)  1,268,596   1,405,799   (1,336,561)
Contract owners' equity beginning
   of period .............................    7,550,760   5,420,526   3,418,845    5,827,041
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    5,733,577   6,689,122   4,824,644    4,490,480
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      583,492     434,841     279,376      355,870
                                             ----------   ---------   ---------   ----------
   Units purchased .......................      193,606     109,990     316,460        1,017
   Units redeemed ........................     (339,243)    (15,280)   (258,405)     (50,510)
                                             ----------   ---------   ---------   ----------
   Ending units ..........................      437,855     529,551     337,431      306,377
                                             ==========   =========   =========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    OppAggGro                 OppBdFd
                                             ----------------------   -----------------------
                                                 2003        2002        2003         2002
                                             -----------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (2,228)       399      364,912      652,048
   Realized gain (loss) on investments ...         6,536    (64,101)      33,551      (81,559)
   Change in unrealized gain (loss)
      on investments .....................          (627)   (17,055)     (84,385)    (418,615)
   Reinvested capital gains ..............            --         --           --           --
                                             -----------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................         3,681    (80,757)     314,078      151,874
                                             -----------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         2,155      3,198       27,219       60,390
   Transfers between funds ...............       207,944    (28,767)    (182,030)     162,605
   Redemptions (note 3) ..................      (122,931)   (47,336)    (881,752)    (730,382)
   Annuity benefits ......................            --         --           --           --
   Adjustments to maintain reserves ......           (59)        54          777         (103)
                                             -----------   --------   ----------   ----------
         Net equity transactions .........        87,109    (72,851)  (1,035,786)    (507,490)
                                             -----------   --------   ----------   ----------

Net change in contract owners' equity ....        90,790   (153,608)    (721,708)    (355,616)
Contract owners' equity beginning
   of period .............................       205,774    460,720    7,731,672   10,173,147
                                             -----------   --------   ----------   ----------
Contract owners' equity end of period ....   $   296,564    307,112    7,009,964    9,817,531
                                             ===========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................        55,099     87,787      572,252      809,413
                                             -----------   --------   ----------   ----------
   Units purchased .......................     1,157,423        727       62,655       17,981
   Units redeemed ........................    (1,142,185)   (17,295)    (138,086)     (58,894)
                                             -----------   --------   ----------   ----------
   Ending units ..........................        70,337     71,219      496,821      768,500
                                             ===========   ========   ==========   ==========

                                                    OppCapAp            OppGlSec3
                                             ----------------------   --------------
                                                2003        2002        2003    2002
                                             ---------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..........      (9,385)     (11,254)     (851)    --
   Realized gain (loss) on investments ...    (608,309)    (833,200)       46     --
   Change in unrealized gain (loss)
      on investments .....................     926,042     (561,224)   19,447     --
   Reinvested capital gains ..............          --           --        --     --
                                             ---------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     308,348   (1,405,678)   18,642     --
                                             ---------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       5,615        5,997     3,530     --
   Transfers between funds ...............     335,549       62,499   810,521     --
   Redemptions (note 3) ..................    (271,495)    (625,422)   (6,929)    --
   Annuity benefits ......................          --           --        --     --
   Adjustments to maintain reserves ......          (3)         501        70     --
                                             ---------   ----------   -------    ---
         Net equity transactions .........      69,666     (556,425)  807,192     --
                                             ---------   ----------   -------    ---

Net change in contract owners' equity ....     378,014   (1,962,103)  825,834     --
Contract owners' equity beginning
   of period .............................   3,051,771    7,334,182        --     --
                                             ---------   ----------   -------    ---
Contract owners' equity end of period ....   3,429,785    5,372,079   825,834     --
                                             =========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units .......................     281,157      487,030        --     --
                                             ---------   ----------   -------    ---
   Units purchased .......................     453,023        5,213    74,412     --
   Units redeemed ........................    (450,956)     (47,599)     (665)    --
                                             ---------   ----------   -------    ---
   Ending units ..........................     283,224      444,644    73,747     --
                                             =========   ==========   =======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     OppGlSec                OppMSFund
                                             ------------------------   -------------------
                                                 2003         2002        2003       2002
                                             -----------   ----------   --------   --------
Investment activity:
   Net investment income (loss) ..........   $    11,516      (19,155)     1,784       (484)
   Realized gain (loss) on investments ...      (147,823)    (423,057)  (132,818)   (74,193)
   Change in unrealized gain (loss)
      on investments .....................       611,856     (256,630)   189,224     23,993
   Reinvested capital gains ..............            --           --         --         --
                                             -----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       475,549     (698,842)    58,190    (50,684)
                                             -----------   ----------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        35,316       23,457         --      5,377
   Transfers between funds ...............    (1,889,036)     358,086    249,321   (120,699)
   Redemptions (note 3) ..................      (432,674)    (804,608)  (117,444)   (34,940)
   Annuity benefits ......................        (1,676)      (2,203)        --         --
   Adjustments to maintain reserves ......          (288)         (76)       (11)        (7)
                                             -----------   ----------   --------   --------
         Net equity transactions .........    (2,288,358)    (425,344)   131,866   (150,269)
                                             -----------   ----------   --------   --------

Net change in contract owners' equity ....    (1,812,809)  (1,124,186)   190,056   (200,953)
Contract owners' equity beginning
   of period .............................     6,785,273    9,254,262    666,383    849,674
                                             -----------   ----------   --------   --------
Contract owners' equity end of period ....   $ 4,972,464    8,130,076    856,439    648,721
                                             ===========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units .......................       413,784      432,852    104,893    107,027
                                             -----------   ----------   --------   --------
   Units purchased .......................       130,026       18,168    216,009        662
   Units redeemed ........................      (270,368)     (38,313)  (197,850)   (19,163)
                                             -----------   ----------   --------   --------
   Ending units ..........................       273,442      412,707    123,052     88,526
                                             ===========   ==========   ========   ========

                                                   OppMultStr                StOpp2
                                             ---------------------   ----------------------
                                                2003        2002        2003        2002
                                             ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........      60,985      95,509     (28,904)     (61,546)
   Realized gain (loss) on investments ...    (126,432)    (55,256)   (392,230)  (1,085,619)
   Change in unrealized gain (loss)
      on investments .....................     325,491    (375,346)  1,003,158     (268,191)
   Reinvested capital gains ..............          --      50,467          --           --
                                             ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     260,044    (284,626)    582,024   (1,415,356)
                                             ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........          14       9,389      24,863       19,336
   Transfers between funds ...............    (222,492)    (59,216)   (268,777)      58,518
   Redemptions (note 3) ..................    (181,349)   (223,252)   (314,989)    (455,634)
   Annuity benefits ......................          --          --          --           --
   Adjustments to maintain reserves ......           7         (31)       (148)         229
                                             ---------   ---------   ---------   ----------
         Net equity transactions .........    (403,820)   (273,110)   (559,051)    (377,551)
                                             ---------   ---------   ---------   ----------

Net change in contract owners' equity ....    (143,776)   (557,736)     22,973   (1,792,907)
Contract owners' equity beginning
   of period .............................   2,789,222   3,879,671   4,166,819    8,939,428
                                             ---------   ---------   ---------   ----------
Contract owners' equity end of period ....   2,645,446   3,321,935   4,189,792    7,146,521
                                             =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     200,791     246,609     278,354      430,675
                                             ---------   ---------   ---------   ----------
   Units purchased .......................       2,291         617     106,066        4,513
   Units redeemed ........................     (30,854)    (18,549)   (141,698)     (26,411)
                                             ---------   ---------   ---------   ----------
   Ending units ..........................     172,228     228,677     242,722      408,777
                                             =========   =========   =========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   StDisc2                VEWrldBd              VEWrldEMkt           VEWrldHAs
                                           ----------------------   ---------------------   ------------------   ------------------
                                              2003        2002        2003        2002        2003      2002       2003       2002
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
Investment activity:
   Net investment income (loss) .........  $   (4,642)     (7,275)     14,795      (6,160)   (2,600)    (4,851)       111        13
   Realized gain (loss) on investments ..    (104,530)     26,752     101,144       2,810   (11,857)   110,539    (36,943)    9,429
   Change in unrealized gain (loss)
      on investments ....................     145,363     (66,396)    (16,439)     84,461    51,465    (64,219)    54,405    25,078
   Reinvested capital gains .............          --          --          --          --        --         --         --        --
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      36,191     (46,919)     99,500      81,111    37,008     41,469     17,573    34,520
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------

Equity transactions:
    Purchase payments received from
       contract owners (note 3) .........         518       3,643       1,217          53       628      5,734        102     6,759
    Transfers between funds .............    (636,634)      7,020    (225,411)    169,865    (9,782)   176,258   (341,901)   23,066
    Redemptions (note 3) ................     (26,555)   (128,753)    (36,126)    (21,549)  (29,186)  (213,582)   (22,591)  (12,656)
    Annuity benefits ....................          --          --          --          --      (439)      (520)        --        --
    Adjustments to maintain reserves ....          (8)          2         (16)          2       (58)        34       (484)       29
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
         Net equity transactions ........    (662,679)   (118,088)   (260,336)    148,371   (38,837)   (32,076)  (364,874)   17,198
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------

Net change in contract owners' equity ...    (626,488)   (165,007)   (160,836)    229,482    (1,829)     9,393   (347,301)   51,718
Contract owners' equity beginning
   of period ............................   1,216,617   1,066,250   1,224,461     775,761   478,085    708,640    778,870   348,298
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
Contract owners' equity end of period ...  $  590,129     901,243   1,063,625   1,005,243   476,256    718,033    431,569   400,016
                                           ==========   =========   =========   =========   =======   ========   ========   =======

CHANGES IN UNITS:
   Beginning units ......................     111,728      84,903     104,803      79,607    79,884    113,253    105,401    45,133
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
   Units purchased ......................       4,557         828      48,596      16,739    16,036     28,782     36,267     3,397
   Units redeemed .......................     (68,022)    (10,002)    (70,302)     (1,693)  (23,266)   (33,778)   (86,503)     (780)
                                           ----------   ---------   ---------   ---------   -------   --------   --------   -------
   Ending units .........................      48,263      75,729      83,097      94,653    72,654    108,257     55,165    47,750
                                           ==========   =========   =========   =========   =======   ========   ========   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   VKEmMkt             VKUSRealEst
                                             ------------------   ---------------------
                                               2003       2002       2003        2002
                                             --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ (5,385)   (2,610)    (25,766)    (32,284)
   Realized gain (loss) on investments ...     46,139     2,964    (108,768)    158,857
   Change in unrealized gain (loss)
      on investments .....................     76,373    (3,208)    527,789     250,789
   Reinvested capital gains ..............         --        --          --          --
                                             --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    117,127    (2,854)    393,255     377,362
                                             --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      8,315       268      19,476       9,962
   Transfers between funds ...............    272,172    71,138    (186,865)  1,364,237
   Redemptions (note 3) ..................    (42,756)   (9,219)   (188,473)   (330,735)
   Annuity benefits ......................         --        --          --          --
   Adjustments to maintain reserves ......         12        (3)     28,718      21,022
                                             --------   -------   ---------   ---------
         Net equity transactions .........    237,743    62,184    (327,144)  1,064,486
                                             --------   -------   ---------   ---------

Net change in contract owners' equity ....    354,870    59,330      66,111   1,441,848
Contract owners' equity beginning
   of period .............................    398,688   311,449   3,727,655   4,111,757
                                             --------   -------   ---------   ---------
Contract owners' equity end of period ....   $753,558   370,779   3,793,766   5,553,605
                                             ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     35,249    29,639     206,275     222,465
                                             --------   -------   ---------   ---------
   Units purchased .......................     55,765     6,518      23,057      61,592
   Units redeemed ........................    (33,920)     (669)    (43,897)    (10,007)
                                             --------   -------   ---------   ---------
   Ending units ..........................     57,094    35,488     185,435     274,050
                                             ========   =======   =========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                  (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             American Century Growth Fund - Investor Class (ACGroI)*

             American Century Income & Growth Fund - Investor Class (ACIncGroI)*

             American Century International Growth Fund - Investor Class
                (ACIntlGrI)*

             American Century Short-Term Government Fund - Investor Class
                (ACSTGvtI)*

             American Century Ultra(R) Fund - Investor Class (ACUltraI)*

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);

                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II
                   (ACVPInflaPro)
                American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;

                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Delaware Group Delchester High-Yield Bond Fund, Inc. -
                Institutional Class (DeHYBd)*

             Dreyfus A Bonds Plus, Inc. (DryABonds)*

             Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)*

             Dreyfus S&P 500 Index Fund (Dry500Ix)*

             Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

             Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Evergreen Equity Income Fund - Class I (EvInc)*

             Portfolio of the Federated Investment Series Funds, Inc.;

                Federated Investment Series Funds, Inc. - Federated Bond Fund -
                   Class F (FedBdFd)*

             Portfolio of the Federated Insurance Series (Federated IS);

                Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

             Fidelity(R) Asset Manager(TM) (FidAsMgr)*

             Fidelity(R) Equity-Income Fund (FidEqInc)*

             Fidelity(R) Magellan(R) Fund (FidMgln)*

             Fidelity(R) Puritan(R) Fund (FidPurtn)*

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);

                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                   (FidVIPOvR)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);

                Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                   (FidVIPCon)
                Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                   Class (FidVIPIGBdS)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund III
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
                   (FidVIPValS)

             Gartmore Bond Fund - Class D (GartBond)*

             Gartmore Growth Fund - Class D (GartGrow)*

             Portfolios of the Gartmore Variable Insurance Trust
                (Gartmore GVIT);

                Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
                   (GVITGlFin3)
                Gartmore GVIT Global Health Sciences Fund - Class III
                   (GVITGlHlth3)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class III (GVITGlTech3)
                Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III
                   (GVITTGroFoc3)
                Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                   (GVITVKMultiSec)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

             Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

             Gartmore Nationwide Fund - Class D (GartNWFund)*

             Portfolios of the Janus Aspen Series (Janus AS);

                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Janus Twenty Fund (Jan20Fd)*

             Janus Worldwide Fund (JanWrldwde)*

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

             Portfolios of the Neuberger Berman Equity Funds(R) (Neuberger
                Berman EF);

                Neuberger Berman EF - Guardian Fund - Investor Class Shares
                   (NBEFGuard)*
                Neuberger Berman EF - Partners Fund - Investor Class Shares
                   (NBEFPart)*
                Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class
                   Shares (NBLtdMat)*

             Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

             Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

             Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

             Oppenheimer Global Fund A (OppGlob)*

             Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

             Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

             Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

             Oppenheimer Multiple Strategies Fund/VA - Initial Class
                (OppMultStr)

             Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)*

             Strong Large Cap Growth Fund (StLCap)*

             Strong Opportunity Fund II, Inc.(StOpp2)

             Portfolio of the Strong Variable Insurance Funds, Inc.(Strong VIF);

                Strong VIF - Strong Discovery Fund II (StDisc2)

             Templeton Foreign Fund - Class A (TemForFd)*

             Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Portfolios of the Van Kampen Universal Institutional Funds, Inc.
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                   (VKEmMkt)
                Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                   (VKUSRealEst)

             *At June 30, 2003 contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $24,386 and $52,845, respectively, and total transfers from the Account to the fixed account were $0 and $12,308, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income       Total
                                          Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
        2003 .........................     1.45%      142,729   $13.594077     $ 1,940,268       2.48%        8.92%
        2002 .........................     1.45%      169,179    13.050255       2,207,829       2.67%       -6.80%
        2001 .........................     1.45%      196,450    14.385389       2,826,015       2.86%       -2.35%
        2000 .........................     1.45%      228,124    15.431048       3,520,192       2.78%        0.50%
        1999 .........................     1.45%      292,763    14.633812       4,284,239       2.05%        3.37%

     American Century VP - Capital Appreciation Fund - Class I
        2003 .........................     1.45%       83,870     8.730197         732,201       0.00%        5.66%
        2002 .........................     1.45%      155,991     9.493354       1,480,878       0.00%      -10.78%
        2001 .........................     1.45%      247,058    12.777261       3,156,727       0.00%      -14.88%
        2000 .........................     1.45%      304,839    16.279327       4,962,573       0.00%       16.55%
        1999 .........................     1.45%      243,701     9.927663       2,419,382       0.00%       15.24%

     American Century VP - Income & Growth Fund - Class I
        2003 .........................     1.45%      400,395     8.843862       3,541,038       0.69%       11.22%
        2002 .........................     1.45%      454,674     8.911797       4,051,962       1.00%      -10.95%
        2001 .........................     1.45%      355,845    10.581364       3,765,328       0.84%       -4.51%
        2000 .........................     1.45%      502,935    12.041182       6,055,932       0.51%       -4.27%
        1999 .........................     1.45%      270,355    11.784618       3,186,030       0.02%        8.97%

     American Century VP - Inflation Protection Fund - Class II
        2003 .........................     1.45%           90    10.228921             921       0.00%        2.29%(a)(b)

     American Century VP - International Fund - Class I
        2003 .........................     1.45%      188,392    11.530945       2,172,338       0.78%        4.20%
        2002 .........................     1.45%      410,094    13.375226       5,485,100       0.79%       -5.16%
        2001 .........................     1.45%    1,072,628    16.018793      17,182,213       0.08%      -20.73%
        2000 .........................     1.45%    1,231,028    23.000608      28,314,392       0.14%       -6.69%
        1999 .........................     1.45%    1,074,872    16.250014      17,466,685       0.00%        6.58%

     American Century VP - International Fund - Class III
        2003 .........................     1.45%      319,501     8.373362       2,675,298       0.57%        4.19%
        2002 .........................     1.45%      223,591     9.712614       2,171,653       0.00%       -2.87%(a)(b)

     American Century VP - Ultra(R) Fund - Class I
        2003 .........................     1.45%       10,310     8.816698          90,900       0.00%       10.76%

     American Century VP - Value Fund - Class I
        2003 .........................     1.45%      330,188    15.403169       5,085,942       0.80%        8.63%
        2002 .........................     1.45%      636,363    15.708807       9,996,504       0.80%       -4.60%
        2001 .........................     1.45%      571,129    15.763233       9,002,843       0.68%        6.43%
        2000 .........................     1.45%      148,757    12.122333       1,803,282       1.17%       -4.69%
        1999 .........................     1.45%      205,340    14.622483       3,002,580       0.70%       12.33%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .........................     1.45%       19,551     8.240519         161,110       0.00%       17.74%
        2002 .........................     1.45%       35,077     9.199905         322,705       0.00%      -14.71%
        2001 .........................     1.45%       51,164    12.242038         625,777       0.00%      -20.19%
        2000 .........................     1.45%       70,624    20.010871       1,413,248       0.00%        4.22%
        1999 .........................     1.45%       56,254    13.336128         750,210       0.00%       11.92%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income       Total
                                          Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .........................     1.45%      106,821     7.538975        805,321        0.00%        8.05%
        2002 .........................     1.45%      177,247     8.639855      1,531,388        0.00%       -2.26%
        2001 .........................     1.45%      766,838     9.631781      7,386,011        0.00%      -16.55%
        2000 .........................     1.45%      540,951    14.317097      7,744,848        0.00%       -9.40%
        1999 .........................     1.45%      706,080    11.093279      7,832,743        0.00%        6.14%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .........................     1.45%      195,853    10.515534      2,059,499        0.00%       17.98%
        2002 .........................     1.45%      247,220    10.603591      2,621,420        0.00%      -22.26%
        2001 .........................     1.45%      300,697    14.123836      4,246,988        0.00%      -14.18%
        2000 .........................     1.45%      744,926    20.759895     15,464,585        0.00%        1.66%
        1999 .........................     1.45%      618,949    12.987268      8,038,457        0.00%        5.98%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .........................     1.45%       11,396     8.498926         96,854        0.00%       11.82%

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 .........................     1.45%       83,833    12.098301      1,014,236        0.01%        9.48%
        2002 .........................     1.45%      126,909    12.985174      1,647,935        0.01%      -17.72%
        2001 .........................     1.45%      221,346    17.636618      3,903,796        0.01%      -14.74%
        2000 .........................     1.45%      289,259    24.018088      6,947,449        0.02%        1.81%
        1999 .........................     1.45%      417,570    20.604026      8,603,623        0.00%       11.96%

     Dreyfus Stock Index Fund - Initial Shares
        2002 .........................     1.45%    1,455,195    15.258290     22,203,787        0.30%      -13.94%
        2001 .........................     1.45%    1,888,199    18.949213     35,779,883        0.47%       -7.51%
        2000 .........................     1.45%    2,622,190    22.623849     59,324,031        0.49%       -1.27%
        1999 .........................     1.45%    2,698,231    21.463966     57,914,738        0.53%       11.33%

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 .........................     1.45%    1,078,329    15.034843     16,212,507        0.70%       10.83%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .........................     1.45%      281,680    11.107080      3,128,643        0.02%        7.72%
        2002 .........................     1.45%      239,468    11.389633      2,727,453        0.01%       -9.34%
        2001 .........................     1.45%      217,964    13.081946      2,851,390        0.01%       -6.94%
        2000 .........................     1.45%      284,037    14.650233      4,161,208        0.00%        2.05%
        1999 .........................     1.45%      490,547    13.950638      6,843,444        0.00%        6.74%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .........................     1.45%      110,039    10.332630      1,136,992        0.35%        9.93%
        2002 .........................     1.45%      191,096    10.747087      2,053,725        0.13%      -15.86%
        2001 .........................     1.45%      201,259    13.644975      2,746,173        0.21%       -0.89%
        2000 .........................     1.45%      286,778    14.284486      4,096,476        0.27%       -1.61%
        1999 .........................     1.45%      260,667    13.899308      3,623,091        0.42%       10.28%

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 .........................     1.45%      402,504    11.112156      4,472,687        2.69%        4.07%
        2002 .........................     1.45%       26,274    10.096244        265,269        0.00%        0.96%(a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2003 .........................     1.45%      962,509    14.358730     13,820,407        2.13%        9.91%
        2002 .........................     1.45%    1,146,293    14.872549     17,048,299        1.61%       -6.82%
        2001 .........................     1.45%    1,350,444    16.766192     22,641,809        1.69%       -1.62%
        2000 .........................     1.45%    1,545,135    15.410951     23,812,000        1.88%       -3.37%
        1999 .........................     1.45%    2,654,711    17.029402     45,208,141        1.53%       11.89%

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income       Total
                                          Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2003 .........................     1.45%      894,856    13.839608     12,384,456        0.28%       12.64%
        2002 .........................     1.45%    1,090,407    14.300650     15,593,529        0.24%      -19.83%
        2001 .........................     1.45%    1,416,732    19.718847     27,936,325        0.08%      -10.29%
        2000 .........................     1.45%    2,002,850    26.144369     52,363,249        0.13%        4.35%
        1999 .........................     1.45%    1,873,609    21.012246     39,368,733        0.18%       13.59%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 .........................     1.45%    1,232,211    10.077232     12,417,277        4.52%       16.35%
        2002 .........................     1.45%      739,687     8.063756      5,964,655        8.50%       -5.09%
        2001 .........................     1.45%    1,170,599     9.000013     10,535,407       14.11%       -7.86%
        2000 .........................     1.45%    1,705,258    12.076463     20,593,485        7.21%       -5.53%
        1999 .........................     1.45%    2,452,298    12.855690     31,525,983        9.61%        7.19%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2003 .........................     1.45%      142,987     9.991085      1,428,595        0.90%        9.56%
        2002 .........................     1.45%      204,590    11.237902      2,299,162        0.71%       -3.19%
        2001 .........................     1.45%      621,645    13.135138      8,165,394        7.11%      -12.10%
        2000 .........................     1.45%      773,773    17.664686     13,668,457        1.51%       -5.75%
        1999 .........................     1.45%      567,917    14.312456      8,128,287        1.20%        7.33%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class R
        2003 .........................     1.45%       30,534     8.460554        258,335        0.90%        9.48%
        2002 .........................     1.45%       10,606     9.515889        100,926        0.00%       -4.84%(a)(b)

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2003 .........................     1.45%      365,753    14.328477      5,240,684        3.70%        9.35%
        2002 .........................     1.45%      447,839    13.253258      5,935,326        3.85%       -9.02%
        2001 .........................     1.45%      546,505    14.757166      8,064,870        4.21%       -4.26%
        2000 .........................     1.45%      668,670    16.050358     10,732,393        3.26%       -1.41%
        1999 .........................     1.45%      812,961    15.538618     12,632,291        3.28%        4.50%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2003 .........................     1.45%      699,461    17.538130     12,267,238        0.48%        8.79%
        2002 .........................     1.45%      897,109    17.776246     15,947,230        0.81%       -1.49%
        2001 .........................     1.45%    1,088,871    18.658586     20,316,790        0.81%      -10.59%
        2000 .........................     1.45%    1,348,373    22.215540     29,954,835        0.38%       -2.03%
        1999 .........................     1.45%    1,716,085    20.452737     35,098,635        0.53%       10.45%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .........................     1.45%          521    10.140799          5,283        0.00%        1.41%(a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2003 .........................     1.45%      224,249     8.209448      1,840,960        0.84%       12.17%
        2002 .........................     1.45%      350,838     8.186124      2,872,003        1.62%      -13.85%
        2001 .........................     1.45%      952,862    10.206192      9,725,094        0.42%       -9.43%
        2000 .........................     1.45%    1,741,992    13.187046     22,971,728        1.62%       -4.35%
        1999 .........................     1.45%    1,531,126    14.182328     21,714,932        1.02%        5.71%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 .........................     1.45%       32,264     8.971465        289,455        0.00%       20.64%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 .........................     1.45%      326,487     9.398164      3,068,379        0.20%       11.15%
        2002 .........................     1.45%      216,473     9.685123      2,096,568        0.08%       -4.39%
        2001 .........................     1.45%      118,953    10.408245      1,238,090        0.31%       -0.07%
        2000 .........................     1.45%          655     9.855355          6,455        0.25%       -1.45%(a)(b)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income       Total
                                          Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .........................     1.45%        1,056     7.816555          8,254        0.30%       15.35%
        2002 .........................     1.45%        8,442     7.852734         66,293        0.00%       -3.19%
        2001 .........................     1.45%        2,510     8.791520         22,067        0.65%        1.27%

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 .........................     1.45%        4,789     8.635431         41,355        0.40%       15.17%
        2002 .........................     1.45%          586     8.689188          5,092        0.00%      -13.11%(a)(b)

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 .........................     1.45%       10,940     9.675818        105,853        0.00%       12.80%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 .........................     1.45%        7,146    10.371858         74,118        0.00%       25.43%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .........................     1.45%        1,736     2.386007          4,142        0.00%       25.03%
        2002 .........................     1.45%        5,426     2.284574         12,396        0.00%      -32.49%
        2001 .........................     1.45%        9,136     4.219407         38,549        0.00%      -29.63%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 .........................     1.45%        6,144     8.886464         54,599        0.00%       24.82%
        2002 .........................     1.45%          191     8.482301          1,620        0.00%      -15.18%(a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
        2003 .........................     1.45%        6,977     9.479675         66,140        0.18%       10.18%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .........................     1.45%    1,056,493    14.873261     15,713,496        1.92%        2.38%
        2002 .........................     1.45%    1,046,219    13.738517     14,373,498        1.11%        3.44%
        2001 .........................     1.45%    1,083,924    12.778557     13,850,985        2.50%        1.69%
        2000 .........................     1.45%    1,035,997    11.701224     12,122,433        2.87%        3.28%
        1999 .........................     1.45%    1,429,144    11.433545     16,340,182        2.72%       -2.88%

     Gartmore GVIT Growth Fund - Class I
        2003 .........................     1.45%      172,857     8.539090      1,476,042        0.00%       14.20%
        2002 .........................     1.45%      452,818     8.755394      3,964,600        0.00%      -17.75%
        2001 .........................     1.45%      462,279    11.740500      5,427,382        0.00%      -21.89%
        2000 .........................     1.45%      558,799    20.765687     11,603,845        0.16%        0.03%
        1999 .........................     1.45%    1,229,188    22.448420     27,593,329        0.26%       11.12%

     Gartmore GVIT ID Aggressive Fund
        2003 .........................     1.45%          563     9.047249          5,094        0.62%       10.08%

     Gartmore GVIT ID Conservative Fund
        2003 .........................     1.45%       49,003    10.232898        501,442        1.05%        3.21%
        2002 .........................     1.45%       23,053     9.946889        229,306        0.38%       -0.53%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 .........................     1.45%       58,064     9.657130        560,731        0.88%        7.10%
        2002 .........................     1.45%        2,383     9.634831         22,960        0.00%       -3.65%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .........................     1.45%       29,962     9.318441        279,199        0.86%        8.73%
        2002 .........................     1.45%        1,585     9.537257         15,117        0.00%       -4.63%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .........................     1.45%       22,008     9.999056        220,060        1.18%        5.12%
        2002 .........................     1.45%        1,973     9.801724         19,339        0.00%       -1.98%(a)(b)

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income       Total
                                          Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT International Growth Fund - Class III
        2001 .........................     1.45%          368     7.358100          2,710        0.87%      -20.17%

     Gartmore GVIT International Growth Fund - Class III
        2003 .........................     1.45%        1,914     8.082657         15,470        0.00%        4.17%

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 .........................     1.45%      495,603     4.182375      2,072,798        0.00%       21.55%

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 .........................     1.45%       81,831     4.198071        343,532        0.00%      -24.27%
        2001 .........................     1.45%       79,067     6.910267        546,373        0.00%      -14.40%
        2000 .........................     1.45%       13,437    10.093688        135,629        0.00%        0.94%(a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2003 .........................     1.45%    1,333,136    12.175792     16,231,986        0.41%       -0.35%
        2002 .........................     1.45%    2,116,908    12.117784     25,652,233        0.50%       -0.10%
        2001 .........................     1.45%    3,421,719    12.052973     41,241,888        2.34%        1.57%
        2000 .........................     1.45%    3,369,898    11.797208     39,755,387        2.53%        2.07%
        1999 .........................     1.45%    7,410,529    11.262851     83,463,686        2.32%        1.56%

     Gartmore GVIT Nationwide(R) Fund: Class I
        2003 .........................     1.45%      252,418    13.856422      3,497,610        0.37%       11.47%

     Gartmore GVIT Total Return Fund - Class I
        2002 .........................     1.45%      328,545    14.248911      4,681,408        0.16%       -6.64%
        2001 .........................     1.45%      440,033    16.061241      7,067,476        0.35%       -8.56%
        2000 .........................     1.45%      612,008    18.683819     11,434,647        0.23%        2.61%
        1999 .........................     1.45%      733,106    18.995128     13,925,442        0.41%        9.95%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 .........................     1.45%       18,911     8.886557        168,054        0.21%        6.24%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .........................     1.45%       81,744     5.341411        436,629        0.00%       15.00%
        2002 .........................     1.45%       69,708     5.648174        393,723        0.00%      -20.05%
        2001 .........................     1.45%       74,772     7.579429        566,728        0.00%       -5.74%
        2000 .........................     1.45%        1,857    10.162596         18,872        0.00%        1.63%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .........................     1.45%      405,907    12.638818      5,130,185        0.00%       18.41%
        2002 .........................     1.45%      843,947    12.941093     10,921,597        0.00%      -12.97%
        2001 .........................     1.45%      580,447    15.303262      8,882,730        0.00%       30.08%
        2000 .........................     1.45%      140,566    11.829432      1,662,816        0.00%       10.21%
        1999 .........................     1.45%      297,308    10.460560      3,110,008        0.00%       22.77%

     Gartmore GVIT Small Company Fund - Class I
        2003 .........................     1.45%      387,425    18.253306      7,071,787        0.00%       14.35%
        2002 .........................     1.45%      444,334    18.607014      8,267,729        0.00%       -5.03%
        2001 .........................     1.45%      656,624    20.871284     13,704,587        0.10%       -2.06%
        2000 .........................     1.45%      574,272    21.215310     12,183,359        0.03%        6.84%
        1999 .........................     1.45%      657,882    14.947388      9,833,617        0.00%        6.84%

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 .........................     1.45%        4,530     2.592893         11,746        0.00%       21.24%
        2002 .........................     1.45%        6,911     2.444812         16,896        0.00%      -35.63%
        2001 .........................     1.45%       51,957     4.572718        237,584        0.00%      -27.67%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 .........................     1.45%        1,918     9.053187         17,364        0.00%       21.03%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                         Contract                                           Investment
                                         Expense                 Unit         Contract        Income       Total
                                          Rate*      Units    Fair Value   Owners' Equity    Ratio**     Return***
                                         --------   -------   ----------   --------------   ----------   ---------
     Gartmore GVIT U.S. Growth Leaders Fund - Class III
        2003 .........................     1.45%     10,271    10.323372        106,031        0.00%       26.39%

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
        2002 .........................     1.45%     37,223    10.811540        402,438        0.93%        1.33%
        2001 .........................     1.45%     18,439    10.395211        191,681        3.56%        0.03%
        2000 .........................     1.45%     62,023    10.153955        629,778        2.88%        1.54%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 .........................     1.45%     90,540    12.054278      1,091,394        2.76%        6.93%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .........................     1.45%    103,459     5.407507        559,455        0.13%        7.84%
        2002 .........................     1.45%    166,235     5.585433        928,494        0.00%       -7.71%
        2001 .........................     1.45%    241,603     6.739292      1,628,230        0.65%      -14.23%
        2000 .........................     1.45%     85,700     9.299486        796,966        0.08%       -7.01%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 .........................     1.45%      1,455     8.360823         12,165        0.00%       18.00%
        2002 .........................     1.45%      2,459     8.513866         20,936        0.00%      -14.86%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .........................     1.45%     29,807     2.833917         84,470        0.00%       17.40%
        2002 .........................     1.45%     77,706     2.896061        225,041        0.00%      -30.16%
        2001 .........................     1.45%    103,266     4.935362        509,655        0.48%      -26.49%
        2000 .........................     1.45%     59,691    10.078773        601,612        0.00%        0.79%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 .........................     1.45%      8,052     8.163073         65,729        0.85%        5.57%
        2002 .........................     1.45%      7,839     9.209628         72,194        0.00%       -7.90%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 .........................     1.45%     51,585     4.589523        236,750        0.74%        5.57%
        2002 .........................     1.45%    115,464     5.182138        598,350        0.00%      -12.79%
        2001 .........................     1.45%    254,485     6.603812      1,680,570        0.57%      -16.15%
        2000 .........................     1.45%    151,631     9.721625      1,474,100        0.00%       -2.78%(a)(b)

     Neuberger Berman AMT - Growth Portfolio(R)
        2003 .........................     1.45%     96,308    10.337639        995,597        0.00%       13.55%
        2002 .........................     1.45%    137,591    10.698928      1,472,076        0.00%      -20.28%
        2001 .........................     1.45%    209,212    15.774106      3,300,134        0.00%      -19.34%
        2000 .........................     1.45%    466,172    25.478752     11,877,480        0.00%       13.43%
        1999 .........................     1.45%    119,745    15.500190      1,856,070        0.00%        2.28%

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003 .........................     1.45%     75,213     8.336662        627,025        0.00%       13.20%
        2002 .........................     1.45%    114,612     8.959416      1,026,857        0.69%      -11.82%
        2001 .........................     1.45%     94,705    10.557875        999,889        0.45%        0.85%
        2000 .........................     1.45%     47,012    10.816571        508,508        0.81%        2.98%
        1999 .........................     1.45%    158,825    10.794572      1,714,448        0.20%       16.41%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003 .........................     1.45%    437,855    13.094694      5,733,577        0.00%        1.19%
        2002 .........................     1.45%    529,551    12.631687      6,689,122        4.97%        1.33%
        2001 .........................     1.45%    439,572    12.082635      5,311,184        6.17%        3.90%
        2000 .........................     1.45%    452,801    11.180616      5,062,595        6.34%        1.19%
        1999 .........................     1.45%    622,295    11.004770      6,848,213        6.02%       -0.40%

                                         Contract                                             Investment
                                          Expense                  Unit         Contract        Income       Total
                                           Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
     Neuberger Berman AMT - Partners Portfolio(R)
        2003 .........................     1.45%      337,431    14.295200      4,823,644        0.00%       16.87%
        2002 .........................     1.45%      306,377    14.647397      4,487,626        0.53%      -10.48%
        2001 .........................     1.45%      431,346    16.855236      7,270,437        0.38%       -1.36%
        2000 .........................     1.45%      583,818    16.999214      9,924,447        0.79%       -1.26%
        1999 .........................     1.45%      983,138    18.297939     17,989,399        1.37%       12.46%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .........................     1.45%       70,337     4.216335        296,564        0.00%       12.90%
        2002 .........................     1.45%       71,219     4.312222        307,112        0.82%      -17.83%
        2001 .........................     1.45%      150,327     5.615728        844,193        0.91%      -27.53%
        2000 .........................     1.45%       60,811    10.658929        648,181        0.00%        6.59%(a)(b)

     Oppenheimer Bond Fund/VA - Initial Class
        2003 .........................     1.45%      496,821    14.109636      7,009,964        5.67%        4.43%
        2002 .........................     1.45%      768,500    12.774927      9,817,531        7.36%        1.64%
        2001 .........................     1.45%      688,984    12.379530      8,529,295        7.50%        4.62%
        2000 .........................     1.45%      617,440    11.453095      7,071,599        8.05%        1.21%
        1999                               1.45%      816,849    11.380189      9,295,896        5.21%       -2.40%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .........................     1.45%      283,224    12.109796      3,429,785        0.42%       11.57%
        2002 .........................     1.45%      444,644    12.081752      5,372,079        0.55%      -19.77%
        2001 .........................     1.45%      567,600    16.506688      9,369,201        0.61%       -5.57%
        2000 .........................     1.45%    1,038,664    19.311148     20,057,794        0.09%        8.63%
        1999 .........................     1.45%      331,621    14.642463      4,855,748        0.44%       14.99%

     Oppenheimer Global Securities Fund/VA - Class III
        2003 .........................     1.45%       73,747    11.198209        825,834        0.00%       11.98%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .........................     1.45%      273,442    18.177322      4,970,443        0.92%       10.91%
        2002 .........................     1.45%      412,707    19.684305      8,123,850        0.49%       -7.84%
        2001 .........................     1.45%      544,713    22.413075     12,208,687        0.67%       -9.04%
        2000 .........................     1.45%      547,754    26.146927     14,322,084        0.29%        9.90%
        1999 .........................     1.45%      623,299    17.209394     10,726,598        1.10%       12.98%

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 .........................     1.45%       88,526     7.328024        648,721        0.65%       -7.69%
        2001 .........................     1.45%      102,721     8.372770        860,061        0.44%       -6.63%
        2000 .........................     1.45%       17,913     9.920895        177,713        0.00%       -0.79%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003 .........................     1.45%      123,052     6.959975        856,439        0.96%        9.55%

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .........................     1.45%      172,228    15.360141      2,645,446        2.94%       10.57%
        2002 .........................     1.45%      228,677    14.526756      3,321,935        3.36%       -7.66%
        2001 .........................     1.45%      281,906    16.332813      4,604,322        3.62%        4.57%
        2000 .........................     1.45%      315,849    15.770381      4,981,059        4.55%        5.92%
        1999 .........................     1.45%      345,172    14.551926      5,022,917        3.33%        7.69%

     Strong Opportunity Fund II, Inc.
        2003 .........................     1.45%      242,722    17.261686      4,189,792        0.00%       15.31%
        2002 .........................     1.45%      408,777    17.482689      7,146,521        0.00%      -15.77%
        2001 .........................     1.45%      442,943    21.724482      9,622,706        0.23%       -0.68%
        2000 .........................     1.45%      515,804    21.513187     11,096,588        0.00%        3.33%
        1999 .........................     1.45%      484,404    18.609978      9,014,747        0.00%       18.84%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                         Contract                                           Investment
                                          Expense                Unit         Contract        Income       Total
                                           Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   -------   ----------   --------------   ----------   ---------
     Strong VIF - Strong Discovery Fund II
        2003 .........................     1.45%     48,263    12.227353        590,129        0.00%       12.29%
        2002 .........................     1.45%     75,729    11.900896        901,243        0.00%       -5.24%
        2001 .........................     1.45%     76,980    13.338612      1,026,806        0.67%        8.94%
        2000 .........................     1.45%     80,401    13.205923      1,061,769        0.00%       10.97%
        1999 .........................     1.45%     93,970    10.787785      1,013,728        0.00%       -6.12%

     Van Eck WIT - Worldwide Bond Fund
        2003 .........................     1.45%     83,097    12.799795      1,063,625        2.06%        9.55%
        2002 .........................     1.45%     94,653    10.620295      1,005,243        0.00%        8.98%
        2001 .........................     1.45%    100,726     9.587958        965,758        4.53%       -7.98%
        2000 .........................     1.45%    132,575    10.283363      1,363,317        5.16%       -0.92%
        1999 .........................     1.45%    156,937    10.543436      1,654,655        4.22%       -7.72%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .........................     1.45%     72,654     6.540013        475,158        0.11%        9.61%
        2002 .........................     1.45%    108,257     6.613282        715,934        0.17%        6.06%
        2001 .........................     1.45%    123,935     6.351413        787,162        0.00%       -1.45%
        2000 .........................     1.45%    171,781     9.780623      1,680,125        0.00%      -13.05%
        1999 .........................     1.45%    510,928     8.256014      4,218,229        0.00%       44.88%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .........................     1.45%     55,165     7.823231        431,569        0.57%        5.87%
        2002 .........................     1.45%     47,750     8.377298        400,016        0.72%        8.56%
        2001 .........................     1.45%     59,080     8.385501        495,417        1.10%       -4.11%
        2000 .........................     1.45%     71,731     8.217232        589,430        1.32%        3.17%
        1999 .........................     1.45%    116,851     7.840396        916,158        1.25%       17.39%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 .........................     1.45%     57,094    13.198555        753,558        0.00%       16.69%
        2002 .........................     1.45%     35,488    10.448020        370,779        0.00%       -0.57%
        2001 .........................     1.45%     25,395    10.074117        255,831        0.00%        4.02%
        2000 .........................     1.45%     32,561     9.328919        303,759        0.00%        5.74%
        1999 .........................     1.45%     23,514     7.759218        182,451        0.00%       12.14%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2003 .........................     1.45%    185,435    20.458736      3,793,766        0.00%       13.21%
        2002 .........................     1.45%    274,050    20.264933      5,553,605        0.00%        9.64%
        2001 .........................     1.45%    270,156    18.321540      4,949,683        0.00%        7.30%
        2000 .........................     1.45%    247,914    15.349031      3,805,240        4.29%       13.45%
        1999 .........................     1.45%    326,882    15.304291      5,002,697        5.89%        7.72%
                                                                              ---------

                                                                              Contract
                                                                           Owners' Equity
                                                                           --------------
     2003 Reserves for annuity contracts in payout phase: ..............          11,332
                                                                            ------------
     2003 Contract owners' equity ......................................    $207,791,219
                                                                            ============

     2002 Reserves for annuity contracts in payout phase: ..............          33,061
                                                                            ------------
     2002 Contract owners' equity ......................................    $255,253,409
                                                                            ============

     2001 Reserves for annuity contracts in payout phase: ..............          66,014
                                                                            ------------
     2001 Contract owners' equity ......................................    $369,162,898
                                                                            ============

     2000 Reserves for annuity contracts in payout phase: ..............         103,817
                                                                            ------------
     2000 Contract owners' equity ......................................    $504,965,767
                                                                            ============

     1999 Reserves for annuity contracts in payout phase: ..............          66,693
                                                                            ------------
     1999 Contract owners' equity ......................................    $552,287,135
                                                                            ============

     * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

--------------------------------------------------------------------------------

                                                                 ---------------
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